N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31st

Date of reporting period: July 31, 2018

Item 1. REPORTS TO STOCKHOLDERS.

Viking Mutual Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Annual Report

July 31, 2018

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479
Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, and Oklahoma Municipal Fund (each a “Fund”, and collectively the “Funds”) for the year ended July 31, 2018. Each Fund’s portfolio and related financial statements are presented within for your review.

Economic Recap

The Federal Open Market Committee’s (“FOMC” or “Committee”) statement in mid-June noted that the labor market has continued to strengthen and that economic activity has been rising at a solid rate.The Committee also noted that job gains have been strong in recent months, and the unemployment rate has declined. Recent data suggest that growth of household spending has picked up, while business fixed investment has continued to grow steadily. The Committee expects that further gradual increases in the target range for the federal funds rate will be consistent with sustained expansion of economic activity and strong labor market conditions. In view of realized and expected labor market conditions and inflation, the Committee decided to raise the target range for the federal funds rate to 1-3/4 to 2 percent, its second raise of 2018. In determining the timing and size of future adjustments to the target range for the federal funds rate, the Committee will assess realized and expected economic conditions relative to its maximum employment objective and its symmetric 2 percent inflation objective.

Municipal Bond Market Recap

Municipal market returns were positive in the third quarter of 2017. Municipals continue to perform well as investors looked for relative safety in higher quality assets amid increasing tensions between the United States and North Korea, along with continued gridlock in Washington. The supply/demand dynamic also remained positive for municipals. Issuance for the quarter came in at $77.9 billion nationally, a 26.3% decrease over the same quarter of 2016.

Returns were again positive for the municipal market in the fourth quarter 2017, marking four consecutive quarters of positive returns for the year. Issuance was significantly above average in the fourth quarter as issuers feared the tax bill in Congress would eliminate the tax-exempt status of private activity and advance refunding bonds. Though it didn’t go that far it did eliminate the tax exempt status of municipal advance refunding bonds. It also limits the amount of state and local taxes that households may deduct to $10,000 which could increase demand for bonds that are exempt from state tax. The robust supply was met with strong demand as investors expected the supply in early 2018 to be very light due to the large amount of issuance pulled forward into 2017. Issuance for the quarter came in at $129.2 billion nationally, a 31.1% increase over the same quarter last year.

The municipal market posted a negative first quarter of 2018, following four quarters of positive returns in 2017. Issuance was significantly below average as issuers, unsure of the potential impact from tax legislation, pulled forward a large amount of issuance in 2017 that was slated for early 2018. As a result, January’s issuance was the slowest start to a new year since 2011. Municipal yields rose with Treasury yields over the quarter due to stronger economic data, rising inflation, and the expectation of a more aggressive pace of Fed rate hikes. Interest rates spiked in January, but stabilized late in the quarter at new higher levels. Issuance for the first quarter came in at $56.3 billion nationally, a 31.0% decrease from the same quarter last year.

Municipal market returns were positive in the second quarter of 2018. As issuance continued to come in below historical averages during the quarter. April returns were negative as seasonal tax selling and higher rates pushed the municipal market lower. Rates peaked in mid-May, with the 10 year Treasury yields hitting their highest levels since 2011, before pulling back on geopolitical concerns to finish the month lower. June continued the strength from May and finished the quarter on a positive note as heavy calls and maturing bonds drove demand and resulted in net negative supply. Issuance for the quarter came in at $81.9 billion nationally, a 13.1% decrease from the same quarter last year. The second quarter strength continued into July as returns were positive for the month. However, rates were mixed, moving down slightly on the short end of the curve and up slightly on the intermediate to long end of the curve.

Fund Performance and Outlook

Over the course of the annual period, the yield curve flattened as rates on the short end of the curve (i.e. 1-8 years) increased 60 or more basis points, while rates on bonds with intermediate and longer maturities (i.e. 9-30 years) increased 20-60 basis points. Lower-rated investment grade muni bonds performed in-line to slightly better than their higher-rated counterparts.

We continue to follow a disciplined strategy of investing to maximize tax-exempt income while seeking value in the municipal market. The Portfolio Management Team (the “Team”) continues to place emphasis on preservation of capital via high quality, higher coupon, and/or lower duration bonds.The Team believes a heavy concentration in AA rated bonds and an intermediate maturity structure should provide adequate liquidity, should we experience a stressed environment. The Team has also used the recent rise in rates to sell bonds that were purchased when rates were at historic lows, in favor of bonds with similar characteristics (e.g. coupon and maturity structure) that offer higher yields.

The Kansas Municipal Fund began the period at $10.78 per share and ended the period at $10.53 per share for a total return of 0.32%* for Class A. This compares to the Barclays Capital Municipal Index’s return of 0.99%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.88% and 9.7 years, respectively.

The Maine Municipal Fund began the period at $10.88 per share and ended the period at $10.64 per share for a total return of 0.04%* for Class A. This compares to the Barclays Capital Municipal Index’s return of 0.99%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.74% and 9.7 years, respectively.

The Nebraska Municipal Fund began the period at $10.46 per share and ended the period at $10.25 per share for a total return of 0.34%* for Class A. This compares to the Barclays Capital Municipal Index’s return of 0.99%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.90% and 11.7 years, respectively.

The Oklahoma Municipal Fund began the period at $11.74 per share and ended the period at $11.47 per share for a total return of -0.04%* for Class A. This compares to the Barclays Capital Municipal Index’s return of 0.99%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.68% and 11.7 years, respectively.

Income exempt from federal income taxes and each Fund’s respective state tax with preservation of capital remains the primary objective of the Funds.

If you would like more frequent updates, please visit the Funds’ website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC (“Viking Fund Management”, “VFM”, or the “Adviser”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, and Oklahoma Municipal Fund, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.16%, 1.33%, 1.21%, and 1.19%, respectively, for Class A, and 0.92%, 1.11%, 0.97%, and 0.96%, respectively, for Class I. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%, 0.98%, 0.98%, and 0.98%, respectively, for Class A and 0.73%, 0.73%, 0.73%, and 0.73%, respectively, for Class I. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2018 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A and 0.73% for Class I of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2018 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund’s dividends may be taxable. Distributions of capital gains are generally taxable.

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (each a “Fund”, and collectively the “Funds”) for the seven months ended July 31, 2018. Each Fund’s portfolio and related financial statements are presented within for your review.

Economic Recap

The Federal Open Market Committee’s (“FOMC” or “Committee”) statement in mid-June noted that the labor market has continued to strengthen and that economic activity has been rising at a solid rate.The Committee also noted that job gains have been strong in recent months, and the unemployment rate has declined. Recent data suggest that growth of household spending has picked up, while business fixed investment has continued to grow steadily. The Committee expects that further gradual increases in the target range for the federal funds rate will be consistent with sustained expansion of economic activity and strong labor market conditions. In view of realized and expected labor market conditions and inflation, the Committee decided to raise the target range for the federal funds rate to 1-3/4 to 2 percent, its second raise of 2018. In determining the timing and size of future adjustments to the target range for the federal funds rate, the Committee will assess realized and expected economic conditions relative to its maximum employment objective and its symmetric 2 percent inflation objective.

Municipal Bond Market Recap

The municipal market posted a negative first quarter of 2018, following four quarters of positive returns in 2017. Issuance was significantly below average as issuers, unsure of the potential impact from tax legislation, pulled forward a large amount of issuance in 2017 that was slated for early 2018. As a result, January’s issuance was the slowest start to a new year since 2011. Municipal yields rose with Treasury yields over the quarter due to stronger economic data, rising inflation, and the expectation of a more aggressive pace of Fed rate hikes. Interest rates spiked in January, but stabilized late in the quarter at new higher levels. Issuance for the first quarter came in at $56.3 billion nationally, a 31.0% decrease from the same quarter last year. State issuance in Montana was down 14.3% in the first quarter of 2018 vs 2017, while North Dakota issuance decreased 47.5%.

Municipal market returns were positive in the second quarter of 2018. As issuance continued to come in below historical averages during the quarter. April returns were negative as seasonal tax selling and higher rates pushed the municipal market lower. Rates peaked in mid-May, with the 10 year Treasury yields hitting their highest levels since 2011, before pulling back on geopolitical concerns to finish the month lower. June continued the strength from May and finished the quarter on a positive note as heavy calls and maturing bonds drove demand and resulted in net negative supply. Issuance for the quarter came in at $81.9 billion nationally, a 13.1% decrease from the same quarter last year. State issuance in Montana was down 75.6% in the second quarter of 2018 vs 2017, while North Dakota issuance increased 27.2%. The second quarter strength continued into July as returns were positive for the month. However, rates were mixed, moving down slightly on the short end of the curve and up slightly on the intermediate to long end of the curve.

Fund Performance and Outlook

In the first seven months of 2018, the yield curve steepened as rates on the very short end of the curve (i.e. 1-2 years) increased only modestly, while rates on bonds with intermediate and longer maturities (i.e. 7-30 years) increased 40-50 basis points. Lower-rated investment grade muni bonds performed in-line with their higher-rated counterparts.

Over the course of the year, the Portfolio Management Team (the “Team”) continued to maintain a shorter maturity structure than in past years and also made a concerted effort to purchase bonds with higher coupons when possible.

Tax-Free Fund for MT and Tax-Free Fund for ND provided a total return for Class A shares of -0.74%* and -0.40%*, respectively (at net asset value with distributions reinvested) and a total return for Class I shares of -0.59%* and -0.25%*, respectively (at net asset value with distributions reinvested) for the seven month period ended July 31, 2018 compared to the Funds’ benchmark, the Barclays Capital Municipal Bond Index which returned -.01% and the Morningstar Muni Single State Intermediate Category which returned -0.38%.

Despite the continued relative scarcity of Montana and North Dakota municipal bonds throughout the period, each Fund was able to obtain an adequate supply of investment grade bonds of various maturities. Each Fund may also invest in non-rated bonds should we deem they are of investment grade equivalent.Although we refrain from making large bets on the direction of rates, we have taken the opportunity to shorten the Funds’ maturity structures over the last few years in anticipation of an eventual rise in rates.A shorter maturity structure should provide a somewhat greater degree of stability of each Fund’s share price should muni prices become volatile.The highest level of current income that is exempt from federal and each Fund’s state income taxes and is consistent with preservation of capital remains the investment objective of each Fund.

The current 3.8% Medicare surtax on investment income established by the Patient Protection and Affordable Care Act (municipals are exempt) combined with the higher marginal tax rates at the federal and state levels boost the appeal of tax-exempt income. The federal marginal tax rate for taxpayers with adjusted gross incomes of $500,000 ($600,000 for married filing jointly) is 37.0%. The after-tax yield of a 10-year U.S. Treasury Note yielding 2.96% falls to approximately 1.75% at the 37.0% federal tax rate plus the 3.8% Medicare surtax.

Finally, we recommend that shareholders view their investment as long-term. As difficult as they may be, periods of panic (and euphoria) tend to be transitory in nature and it’s the long-term investors that may be rewarded with the long-term benefits of tax-free income and relatively low volatility that muni bonds have provided for decades.

If you would like more frequent updates, please visit the Funds’ website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC (“Viking Fund Management”, “VFM”, or the “Adviser”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17% and 1.31%, respectively, for Class A, and 0.91% and 1.06%, respectively, for Class I. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.98%, respectively, for Class A and 0.73% and 0.73%, respectively, for Class A. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through April 29, 2019 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A and 0.73% for Class I of average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 29, 2019 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund’s dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2018

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	0.32%	1.70%	2.78%	3.25%	4.01%
Class A With sales charge (2.50%)	-2.22%	0.84%	2.26%	2.98%	3.91%
Class I Without sales charge	N/A	N/A	N/A	N/A	0.41%
* November 15, 1990 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.16% and 0.92%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2018 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2018 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2018

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	0.04%	1.27%	2.17%	3.01%	4.12%
Class A With sales charge (2.50%)	-2.47%	0.42%	1.65%	2.75%	4.02%
Class I Without sales charge	N/A	N/A	N/A	N/A	0.16%
* December 5, 1991 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.33% and 1.11%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2018 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2018 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2018

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	0.34%	1.71%	3.14%	3.22%	3.53%
Class A With sales charge (2.50%)	-2.19%	0.85%	2.61%	2.96%	3.43%
Class I Without sales charge	N/A	N/A	N/A	N/A	0.43%
* November 17, 1993 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.21% and 0.97%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2018 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2018 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2018

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-0.04%	1.86%	2.94%	3.60%	3.75%
Class A With sales charge (2.50%)	-2.53%	1.00%	2.42%	3.34%	3.63%
Class I Without sales charge	N/A	N/A	N/A	N/A	0.14%
* September 25, 1996 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.19% and 0.96%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. and 0.73%, respectively The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2018 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2018 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

VIKING TAX-FREE FUND FOR MONTANA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2018

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-0.16%	1.57%	2.61%	3.24%	3.71%
Class A With sales charge (2.50%)	-2.66%	0.72%	2.10%	2.98%	3.57%
Class I Without sales charge	0.09%	N/A	N/A	N/A	-0.01%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for Class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17% and 0.91%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through April 29, 2019 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 29, 2019 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended July 31, 2018

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-0.06%	1.58%	2.60%	3.25%	3.80%
Class A With sales charge (2.50%)	-2.51%	0.72%	2.08%	2.98%	3.66%
Class I Without sales charge	0.09%	N/A	N/A	N/A	-0.04%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.31% and 1.06%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through April 29, 2019 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 29, 2019 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2018

General Obligation	43.7%
Health Care	20.6%
Utilities	16.1%
Other Revenue	12.8%
Transportation	2.8%
Cash Equivalents and Other	2.6%
Education	1.4%
Housing	0.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2018

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.4%)

Education (1.4%)
Kansas Development Finance Authority5.000% 09/01/2039	$200,000	$205,804
Kansas Development Finance Authority5.000% 06/01/2027	250,000	268,307
Sedgwick County Unified School District No 266 Maize5.250% 09/01/2020	345,000	346,080
Sedgwick County Unified School District No 266 Maize5.250% 09/01/2020	15,000	15,047
		835,238
General Obligation (43.7%)
Bourbon County Unified School District No 234 Fort Scott5.000% 09/01/2027	250,000	284,655
Bourbon County Unified School District No 234 Fort Scott5.000% 09/01/2028	250,000	281,962
Bourbon County Unified School District No 234 Fort Scott5.000% 09/01/2029	250,000	279,582
Bourbon County Unified School District No 234 Fort Scott5.000% 09/01/2030	250,000	278,427
Bourbon County Unified School District No 234 Fort Scott5.000% 09/01/2031	500,000	555,385
Butler County Unified School District No 402 Augusta5.250% 09/01/2021	560,000	561,747
Butler County Unified School District No 402 Augusta4.000% 09/01/2030	250,000	273,617
Butler County Unified School District No 385 Andover5.000% 09/01/2018	500,000	501,485
County of Clay KS4.000% 10/01/2036	500,000	514,110
Cowley County Unified School District No 470 Arkansas City 5.500% 09/01/2021	100,000	100,319
Cowley County Unified School District No 470 Arkansas City 4.750% 09/01/2027	490,000	491,490
Dickinson County Unified School District No 473 Chapman 5.000% 09/01/2027	325,000	337,451
Dickinson County Unified School District No 473 Chapman 4.400% 09/01/2029	100,000	103,188
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030	250,000	272,262
Douglas County Unified School District No 491 Eudora5.500% 09/01/2024	250,000	250,832
Douglas County Unified School District No 491 Eudora5.000% 09/01/2023	375,000	389,242
Douglas County Unified School District No 491 Eudora5.125% 09/01/2029	250,000	259,830
*Franklin County Unified School District No 290 Ottawa5.000% 09/01/2040	3,000,000	3,295,680
Harvey County Unified School District No 373 Newton4.000% 09/01/2018	250,000	250,607
Harvey County Unified School District No 373 Newton5.000% 09/01/2023	200,000	200,628
Harvey County Unified School District No 373 Newton5.000% 09/01/2025	1,000,000	1,003,140
Jackson County Unified School District No 336 Holton5.000% 09/01/2029	135,000	151,600
Jackson County Unified School District No 336 Holton5.000% 09/01/2034	140,000	157,214
Jackson County Unified School District No 336 Holton5.000% 09/01/2029	115,000	129,092
Jackson County Unified School District No 336 Holton5.000% 09/01/2034	110,000	123,479
Johnson & Miami Counties Unified School District No 230 Spring Hills 4.000% 09/01/2036	500,000	522,710
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/2025	250,000	284,347
Johnson County Unified School District No 233 Olathe4.000% 09/01/2018	150,000	150,383
City of Junction City KS5.000% 09/01/2025	5,000	5,002
City of Junction City KS4.250% 09/01/2021	100,000	103,006
City of Junction City KS4.400% 09/01/2022	100,000	103,166
City of Junction City KS4.500% 09/01/2023	100,000	103,273
Leavenworth County Unified School District No 4535.250% 03/01/2024	200,000	208,550
Leavenworth County Unified School District No 4534.750% 09/01/2025	300,000	311,880
*Leavenworth County Unified School District No 4535.125% 03/01/2029	1,000,000	1,042,410
Leavenworth County Unified School District No 4585.000% 09/01/2029	500,000	557,640
Leavenworth County Unified School District No 4694.000% 09/01/2030	320,000	338,845
Leavenworth County Unified School District No 4694.000% 09/01/2032	835,000	865,411
Wichita County Unified School District 467 Leoti5.000% 10/01/2018	100,000	100,630
City of Manhattan KS5.000% 11/01/2028	130,000	131,108
Miami County Unified School District No 368 Paola5.000% 09/01/2027	135,000	147,859
Miami County Unified School District No 368 Paola5.000% 09/01/2027	105,000	115,034
Miami County Unified School District No 368 Paola5.000% 09/01/2027	10,000	10,875
Neosho County Unified School District No 4134.000% 09/01/2031	250,000	260,450
City of Newton KS5.000% 09/01/2021	100,000	103,798
City of Newton KS4.750% 09/01/2029	435,000	450,355
City of Park City KS5.100% 12/01/2020	200,000	209,764
City of Park City KS5.500% 12/01/2024	100,000	105,408
City of Park City KS6.000% 12/01/2029	500,000	530,330
City of Park City KS5.375% 12/01/2025	250,000	262,665
County of Scott KS5.000% 04/01/2032	500,000	568,255
Sedgwick County Unified School District No 261 Haysville5.000% 11/01/2021	5,000	5,008
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2018	100,000	100,321
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2028	485,000	486,557
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2028	15,000	15,039
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2024	245,000	245,715
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2024	5,000	5,015
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035	595,000	689,385
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035	405,000	448,930
Sedgwick County Unified School District No 265 Goddard4.250% 10/01/2020	750,000	753,990
Sedgwick County Unified School District No 265 Goddard4.500% 10/01/2026	250,000	251,370
Sedgwick County Unified School District No 266 Maize5.250% 09/01/2019	215,000	215,673
Sedgwick County Unified School District No 266 Maize5.250% 09/01/2019	10,000	10,032
County of Seward KS5.000% 08/01/2034	260,000	277,701
County of Seward KS5.000% 08/01/2034	240,000	253,754
Seward County Unified School District No 480 Liberal5.000% 09/01/2034	500,000	562,950
Seward County Unified School District No 480 Liberal4.250% 09/01/2039	500,000	546,390
Seward County Unified School District No 480 Liberal5.000% 09/01/2033	85,000	95,725
Seward County Unified School District No 480 Liberal5.000% 09/01/2033	85,000	94,742
Seward County Unified School District No 480 Liberal5.000% 09/01/2033	330,000	367,960
City of Wichita KS4.500% 09/01/2022	150,000	151,593
City of Wichita KS4.750% 09/01/2027	180,000	181,831
Wyandotte County Unified School District No 202 Turner5.250% 09/01/2018	100,000	100,350
Wyandotte County Unified School District No 202 Turner5.000% 09/01/2025	250,000	283,988
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,160,600
		25,944,797
Health Care (20.6%)
Ashland Public Building Commission5.000% 09/01/2030	1,020,000	1,075,376
Ashland Public Building Commission5.000% 09/01/2035	500,000	522,250
Ashland Public Building Commission5.000% 09/01/2032	550,000	583,253
Kansas Development Finance Authority5.000% 06/15/2039	1,000,000	1,019,950
Kansas Development Finance Authority5.000% 01/01/2040	435,000	457,433
Kansas Development Finance Authority5.000% 01/01/2040	65,000	66,912
Kansas Development Finance Authority5.150% 11/15/2023	5,000	5,210
Kansas Development Finance Authority5.250% 11/15/2024	5,000	5,215
Kansas Development Finance Authority5.500% 11/15/2029	5,000	5,232
Kansas Development Finance Authority5.150% 11/15/2023	245,000	255,635
Kansas Development Finance Authority5.250% 11/15/2024	245,000	256,846
Kansas Development Finance Authority5.500% 11/15/2029	95,000	99,082
Kansas Development Finance Authority5.000% 05/15/2025	250,000	256,293
Kansas Development Finance Authority5.000% 05/15/2035	1,000,000	1,027,080
Kansas Development Finance Authority5.000% 03/01/2028	755,000	785,940
Kansas Development Finance Authority4.125% 11/15/2027	100,000	105,220
City of Lawrence KS5.000% 07/01/2043	1,500,000	1,665,960
City of Manhattan KS5.000% 11/15/2023	250,000	277,078
City of Manhattan KS5.000% 11/15/2024	250,000	276,033
City of Manhattan KS5.000% 11/15/2029	500,000	540,350
City of Olathe KS5.000% 09/01/2030	250,000	259,138
City of Olathe KS4.000% 09/01/2028	250,000	258,080
City of Olathe KS4.000% 09/01/2030	445,000	457,286
University of Kansas Hospital Authority4.000% 09/01/2040	500,000	505,500
University of Kansas Hospital Authority5.000% 09/01/2035	500,000	552,505
University of Kansas Hospital Authority5.000% 03/01/2031	500,000	568,705
City of Wichita KS5.000% 11/15/2029	300,000	330,291
		12,217,853
Other Revenue (12.8%)
City of Dodge City KS5.000% 06/01/2021	310,000	319,052
City of Dodge City KS4.400% 06/01/2025	350,000	358,516
City of Dodge City KS4.500% 06/01/2028	100,000	102,516
*City of Dodge City KS5.250% 06/01/2031	1,000,000	1,031,260
Kansas Development Finance Authority4.125% 05/01/2031	500,000	513,830
Kansas Development Finance Authority5.000% 11/01/2034	500,000	516,525
Kansas Development Finance Authority5.000% 05/01/2035	250,000	254,718
City of Manhattan KS5.000% 12/01/2026	470,000	480,913
City of Manhattan KS4.500% 12/01/2025	500,000	524,990
*City of Manhattan KS5.000% 12/01/2032	1,000,000	1,057,300
County of Neosho KS4.000% 10/01/2023	500,000	513,010
Topeka Public Building Commission5.000% 06/01/2022	255,000	260,554
Washington County Public Building Commission5.000% 09/01/2032	500,000	560,645
Washington County Public Building Commission5.000% 09/01/2037	400,000	448,516
Washington County Public Building Commission4.000% 09/01/2028	500,000	539,860
Washington County Public Building Commission4.000% 09/01/2028	100,000	105,203
		7,587,408
Transportation (2.8%)
State of Kansas Department of Transportation5.000% 09/01/2033	500,000	574,950
State of Kansas Department of Transportation5.000% 09/01/2034	500,000	571,830
State of Kansas Department of Transportation5.000% 09/01/2035	250,000	283,678
Kansas Development Finance Authority4.625% 10/01/2026	250,000	251,265
		1,681,723
Utilities (16.1%)
*Kansas Municipal Energy Agency5.750% 07/01/2038	1,000,000	1,117,140
Kansas Municipal Energy Agency5.000% 04/01/2030	250,000	279,345
Kansas Municipal Energy Agency5.000% 04/01/2032	500,000	554,515
Kansas Municipal Energy Agency5.000% 04/01/2033	745,000	823,575
Kansas Municipal Energy Agency5.000% 04/01/2038	1,000,000	1,090,910
Kansas Municipal Energy Agency5.000% 04/01/2035	300,000	329,661
Kansas Power Pool4.500% 12/01/2028	500,000	517,980
Kansas Power Pool5.000% 12/01/2031	750,000	808,208
Kansas Power Pool4.000% 12/01/2031	500,000	526,720
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2024	200,000	203,954
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2029	500,000	509,885
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2036	250,000	266,335
*Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2032	1,250,000	1,382,125
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035	500,000	551,840
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028	500,000	569,905
		9,532,098

TOTAL MUNICIPAL BONDS (COST: $56,402,765)		$57,799,117

OTHER ASSETS LESS LIABILITIES (2.6%)		$1,517,332

NET ASSETS (100.0%)		$59,316,449

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur. As of July 31, 2018, there were no such purchases.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2018

Health Care	27.6%
General Obligation	32.9%
Education	17.0%
Transportation	11.8%
Housing	3.4%
Other Revenue	3.3%
Utilities	2.8%
Cash Equivalents and Other	1.2%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS July 31, 2018

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.8%)

Education (17.0%)
Maine Educational Loan Authority5.875% 12/01/2039	$105,000	$107,555
Maine Educational Loan Authority4.450% 12/01/2025	100,000	104,189
Maine Health & Higher Educational Facilities Authority5.000% 07/01/2039	750,000	836,415
Maine Health & Higher Educational Facilities Authority5.000% 07/01/2034	250,000	279,115
Maine Health & Higher Educational Facilities Authority4.750% 07/01/2031	250,000	264,305
Maine Health & Higher Educational Facilities Authority4.000% 07/01/2024	270,000	290,458
*Maine Health & Higher Educational Facilities Authority5.000% 07/01/2026	940,000	1,088,830
Regional School Unit No 1 Lower Kennebec Region School Unit 5.000% 02/01/2026	100,000	107,482
		3,078,349
General Obligation (32.9%)
City of Auburn ME4.500% 09/01/2022	100,000	110,004
City of Bangor ME4.000% 09/01/2024	155,000	155,305
City of Biddeford ME4.000% 10/01/2026	250,000	279,755
Town of Gorham ME4.000% 10/01/2023	100,000	105,630
Town of Gray ME4.000% 10/15/2026	280,000	288,187
Town of Gray ME4.000% 10/15/2027	280,000	288,187
State of Maine4.000% 06/01/2020	150,000	158,146
*State of Maine5.000% 06/01/2025	500,000	593,285
Maine State Housing Authority5.000% 06/15/2024	250,000	263,035
City of Portland ME4.250% 05/01/2029	150,000	152,552
City of Portland ME4.125% 10/01/2029	100,000	102,166
City of Portland ME5.000% 08/01/2021	125,000	138,174
City of Portland ME5.000% 08/01/2022	125,000	138,135
City of Portland ME5.000% 04/01/2028	250,000	301,153
City of Saco ME4.000% 04/01/2028	100,000	102,988
City of Saco ME5.000% 10/01/2030	250,000	302,585
Town of Scarborough ME4.000% 11/01/2028	100,000	106,673
Maine School Administration District No 154.000% 11/01/2026	145,000	163,245
Maine School Administration District No 154.000% 11/01/2027	145,000	164,136
Maine School Administrative District No 514.250% 10/15/2029	250,000	258,022
Maine School Administrative District No 514.000% 10/15/2029	100,000	109,506
Maine School Administrative District No 284.000% 05/01/2036	500,000	522,160
City of Waterville ME4.000% 07/01/2025	135,000	143,244
Wells Ogunquit Community School District4.000% 11/01/2024	100,000	112,614
City of Westbrook ME5.000% 10/15/2026	490,000	574,500
Town of Yarmouth ME5.000% 11/15/2028	250,000	308,085
		5,941,472
Health Care (27.6%)
Maine Health & Higher Educational Facilities Authority5.000% 07/01/2020	50,000	53,246
Maine Health & Higher Educational Facilities Authority4.500% 07/01/2031	10,000	10,555
Maine Health & Higher Educational Facilities Authority5.250% 07/01/2023	10,000	10,698
Maine Health & Higher Educational Facilities Authority4.500% 07/01/2031	190,000	196,502
Maine Health & Higher Educational Facilities Authority5.250% 07/01/2023	190,000	201,962
Maine Health & Higher Educational Facilities Authority5.000% 07/01/2020	250,000	265,280
Maine Health & Higher Educational Facilities Authority5.000% 07/01/2040	250,000	261,720
*Maine Health & Higher Educational Facilities Authority5.000% 07/01/2029	1,000,000	1,097,750
Maine Health & Higher Educational Facilities Authority5.000% 07/01/2030	500,000	552,565
Maine Health & Higher Educational Facilities Authority5.000% 07/01/2031	500,000	547,700
Maine Health & Higher Educational Facilities Authority5.000% 07/01/2023	15,000	17,164
Maine Health & Higher Educational Facilities Authority5.000% 07/01/2023	235,000	267,632
Maine Health & Higher Educational Facilities Authority5.000% 07/01/2022	30,000	30,069
Maine Health & Higher Educational Facilities Authority5.000% 07/01/2039	195,000	201,133
Maine Health & Higher Educational Facilities Authority5.000% 07/01/2026	35,000	36,101
Maine Health & Higher Educational Facilities Authority5.000% 07/01/2039	415,000	424,416
Maine Health & Higher Educational Facilities Authority5.000% 07/01/2026	80,000	82,294
Maine Health & Higher Educational Facilities Authority5.125% 07/01/2039	245,000	252,916
Maine Health & Higher Educational Facilities Authority5.125% 07/01/2039	470,000	482,103
		4,991,806
Housing (3.4%)
Maine State Housing Authority4.000% 11/15/2035	435,000	441,734
Maine State Housing Authority4.000% 11/15/2030	170,000	173,357
		615,091
Other Revenue (3.3%)
Maine Governmental Facilities Authority4.000% 10/01/2024	200,000	210,372
Maine Municipal Bond Bank4.000% 11/01/2038	125,000	128,513
Maine Municipal Bond Bank5.000% 11/01/2025	125,000	140,119
Maine Municipal Bond Bank5.000% 11/01/2027	100,000	115,819
Maine Municipal Bond Bank4.900% 11/01/2024	5,000	5,006
		599,829
Transportation (11.8%)
*Maine Municipal Bond Bank5.000% 09/01/2024	1,000,000	1,037,100
Maine Municipal Bond Bank5.000% 09/01/2024	210,000	244,329
Maine Turnpike Authority4.000% 07/01/2032	250,000	258,163
City of Portland ME General Airport Revenue5.250% 01/01/2035	250,000	257,433
City of Portland ME General Airport Revenue5.000% 07/01/2022	100,000	110,538
City of Portland ME General Airport Revenue5.000% 07/01/2023	100,000	112,142
City of Portland ME General Airport Revenue5.000% 07/01/2024	100,000	111,315
		2,131,020
Utilities (2.8%)
*Kennebunk Light & Power District5.000% 08/01/2022	500,000	500,415

TOTAL MUNICIPAL BONDS (COST: $17,523,909)		$17,857,982

OTHER ASSETS LESS LIABILITIES (1.2%)		$209,414

NET ASSETS (100.0%)		$18,067,396

* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur. As of July 31, 2018, there were no such purchases.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2018

Utilities	31.6%
General Obligation	27.6%
Education	16.3%
Health Care	10.3%
Other Revenue	5.9%
Transportation	4.9%
Cash Equivalents and Other	1.7%
Housing	1.7%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2018

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.3%)

Education (16.3%)
County of Douglas NE5.500% 07/01/2030	$350,000	$375,606
*County of Douglas NE5.875% 07/01/2040	1,500,000	1,620,300
Douglas County Hospital Authority No 24.750% 09/01/2028	200,000	200,520
Nebraska Educational Health & Social Services Finance Authority 5.050% 09/01/2030	250,000	269,230
Nebraska Elementary & Secondary School Finance Authority4.750% 09/01/2028	250,000	250,608
University of Nebraska5.000% 07/01/2035	1,500,000	1,689,405
University of Nebraska5.000% 05/15/2035	500,000	564,210
University of Nebraska5.000% 05/15/2033	250,000	285,855
University of Nebraska4.000% 07/01/2024	250,000	254,722
University of Nebraska4.500% 05/15/2030	250,000	262,282
University of Nebraska5.000% 05/15/2035	275,000	290,922
University of Nebraska5.000% 07/01/2042	1,000,000	1,079,690
University of Nebraska5.000% 07/01/2038	250,000	274,080
		7,417,430
General Obligation (27.6%)
*Omaha School District5.000% 12/15/2029	1,630,000	1,933,865
Elkhorn School District4.000% 12/15/2034	300,000	314,133
Elkhorn School District4.000% 12/15/2030	500,000	531,475
Elkhorn School District4.000% 12/15/2034	500,000	529,390
Hall County Airport Authority5.000% 07/15/2030	410,000	436,207
Hall County Airport Authority5.000% 07/15/2031	435,000	462,205
Grand Island Public Schools5.000% 12/15/2033	500,000	559,595
Grand Island Public Schools5.000% 12/15/2039	500,000	561,175
City of Omaha NE5.000% 04/15/2025	750,000	878,595
City of Omaha NE5.000% 04/15/2027	955,000	1,122,765
City of Omaha NE5.000% 04/15/2028	500,000	583,790
City of Omaha NE5.000% 10/15/2025	45,000	46,834
City of Omaha NE5.000% 10/15/2025	205,000	213,563
Papillion La Vista School District5.000% 12/01/2028	250,000	252,800
Papio Missouri River Natural Resource District4.000% 12/15/2030	1,000,000	1,023,020
Platte County School District No 1 Columbus Public Schools5.000% 12/15/2039	750,000	835,147
City of Ralston NE4.500% 09/15/2031	400,000	360,808
Gretna Public Schools5.000% 12/15/2035	250,000	280,820
Scotts Bluff County School District No 325.000% 12/01/2031	250,000	284,682
City of Sidney NE4.000% 12/15/2036	1,250,000	1,290,787
		12,501,656
Health Care (10.3%)
Douglas County Hospital Authority No 25.500% 01/01/2030	500,000	520,670
Douglas County Hospital Authority No 25.000% 05/15/2027	200,000	230,152
Douglas County Hospital Authority No 35.500% 11/01/2038	795,000	802,696
Douglas County Hospital Authority No 35.500% 11/01/2038	415,000	419,017
Lincoln County Hospital Authority No 15.000% 11/01/2023	250,000	271,377
Lincoln County Hospital Authority No 15.000% 11/01/2024	250,000	270,745
Lincoln County Hospital Authority No 15.000% 11/01/2025	250,000	270,662
Lincoln County Hospital Authority No 15.000% 11/01/2032	250,000	261,312
Madison County Hospital Authority No 15.000% 07/01/2031	500,000	540,730
Madison County Hospital Authority No 15.000% 07/01/2032	335,000	361,227
Madison County Hospital Authority No 15.000% 07/01/2033	450,000	483,808
Madison County Hospital Authority No 15.000% 07/01/2034	215,000	230,465
		4,662,861
Housing (1.7%)
Hospital Authority No 1 of Lancaster County5.500% 01/01/2030	250,000	260,335
Sarpy County Hospital Authority No 15.500% 01/01/2030	500,000	520,670
		781,005
Other Revenue (5.9%)
West Haymarket Joint Public Agency5.000% 12/15/2042	750,000	816,757
Nebraska Cooperative Republican Platte Enhancement Project5.125% 12/15/2033	250,000	252,002
Nebraska Cooperative Republican Platte Enhancement Project5.000% 12/15/2038	160,000	161,682
Omaha Public Facilities Corp4.000% 11/15/2031	115,000	115,523
*City of Omaha NE5.000% 02/01/2027	1,000,000	1,107,530
Upper Republican Natural Resource District4.000% 12/15/2024	200,000	202,794
		2,656,288
Transportation (4.9%)
City of Lincoln NE5.500% 08/15/2031	500,000	541,400
Omaha Airport Authority5.000% 12/15/2027	500,000	578,745
Omaha Airport Authority5.000% 12/15/2036	1,000,000	1,123,830
		2,243,975
Utilities (31.6%)
*Central Plains Energy Project5.000% 09/01/2027	2,000,000	2,198,460
Central Plains Energy Project5.250% 09/01/2037	500,000	554,650
Central Plains Energy Project5.000% 09/01/2042	500,000	549,615
City of Columbus NE Combined Revenue4.000% 12/15/2032	100,000	105,616
City of Grand Island NE Sewer System Revenue5.000% 09/15/2026	250,000	281,153
City of Hastings NE Combined Utility Revenue4.000% 10/15/2032	500,000	522,610
*City of Lincoln NE Electric System Revenue5.000% 09/01/2037	1,000,000	1,091,070
City of Lincoln NE Solid Waste Management Revenue4.000% 08/01/2025	275,000	300,493
City of Lincoln NE Solid Waste Management Revenue4.000% 08/01/2027	400,000	431,940
City of Lincoln NE Water Revenue4.000% 08/15/2025	250,000	255,853
City of Lincoln NE Water Revenue4.500% 08/15/2034	250,000	255,270
Metropolitan Utilities District of Omaha4.000% 12/15/2026	250,000	267,280
Municipal Energy Agency of Nebraska5.125% 04/01/2024	195,000	199,721
Municipal Energy Agency of Nebraska5.000% 04/01/2030	500,000	543,945
Municipal Energy Agency of Nebraska5.000% 04/01/2032	100,000	108,399
Nebraska Public Power District5.000% 01/01/2041	250,000	281,000
*Nebraska Public Power District5.000% 01/01/2036	2,355,000	2,623,494
Nebraska Public Power District5.000% 01/01/2030	500,000	547,395
City of Omaha NE Sewer Revenue5.000% 11/15/2029	250,000	285,678
City of Omaha NE Sewer Revenue5.000% 11/15/2030	250,000	284,213
City of Omaha NE Sewer Revenue5.000% 11/15/2031	500,000	566,565
City of Omaha NE Sewer Revenue4.000% 04/01/2035	250,000	261,298
Omaha Public Power District Nebraska City Station Unit 25.000% 02/01/2032	250,000	280,818
Omaha Public Power District Nebraska City Station Unit 25.000% 02/01/2031	445,000	506,134
Omaha Public Power District Nebraska City Station Unit 24.000% 02/01/2032	400,000	419,688
Omaha Public Power District Nebraska City Station Unit 24.000% 02/01/2035	365,000	380,863
Southern Public Power District5.000% 12/15/2023	250,000	253,438
		14,356,659

TOTAL MUNICIPAL BONDS (COST: $43,713,121)		$44,619,874

OTHER ASSETS LESS LIABILITIES (1.7%)		$768,186

NET ASSETS (100.0%)		$45,388,060

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur. As of July 31, 2018, there were no such purchases.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2018

Utilities	34.6%
Other Revenue	29.1%
Education	17.7%
Transportation	7.0%
Health Care	6.7%
General Obligation	3.0%
Cash Equivalents and Other	1.9%
Housing	0.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2018

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.1%)

Education (17.7%)
Okarche Economic Development Authority5.000% 09/01/2023	$250,000	$276,360
Oklahoma Agricultural & Mechanical Colleges5.000% 07/01/2039	140,000	144,403
Oklahoma Agricultural & Mechanical Colleges4.400% 08/01/2039	740,000	764,627
*Oklahoma City Community College/OK4.375% 07/01/2030	750,000	772,950
Oklahoma Development Finance Authority4.400% 12/01/2029	250,000	256,470
Oklahoma Development Finance Authority5.000% 06/01/2039	500,000	550,690
Oklahoma Development Finance Authority5.000% 06/01/2029	250,000	283,475
Oklahoma Development Finance Authority5.000% 06/01/2034	500,000	558,990
Oklahoma Development Finance Authority5.000% 06/01/2039	500,000	548,730
Oklahoma Development Finance Authority4.000% 08/01/2030	280,000	294,795
Oklahoma Development Finance Authority4.000% 08/01/2031	290,000	304,512
Oklahoma Development Finance Authority4.000% 08/01/2032	305,000	319,411
Oklahoma Development Finance Authority4.000% 08/01/2033	315,000	329,005
University of Oklahoma/The5.000% 07/01/2037	290,000	315,242
University of Oklahoma/The5.000% 07/01/2036	500,000	554,230
University of Oklahoma/The4.000% 07/01/2040	650,000	670,637
University of Oklahoma/The5.000% 07/01/2038	500,000	551,570
		7,496,097
General Obligation (3.0%)
City of Broken Arrow OK4.125% 08/01/2031	180,000	187,925
*City of Oklahoma City OK4.000% 03/01/2024	1,000,000	1,088,330
		1,276,255
Health Care (6.7%)
Oklahoma Development Finance Authority5.000% 08/15/2025	350,000	410,942
Oklahoma Development Finance Authority5.000% 08/15/2029	250,000	282,987
Oklahoma Development Finance Authority4.000% 08/15/2038	250,000	254,285
Oklahoma Development Finance Authority5.000% 08/15/2024	220,000	245,487
Oklahoma Development Finance Authority5.000% 08/15/2025	220,000	248,239
Oklahoma Development Finance Authority5.000% 08/15/2029	345,000	389,329
Oklahoma Development Finance Authority5.000% 08/15/2033	175,000	194,680
Oklahoma Development Finance Authority5.000% 02/15/2042	250,000	276,135
Oklahoma Development Finance Authority5.000% 07/01/2035	250,000	267,655
Tulsa County Industrial Authority4.600% 02/01/2035	250,000	256,120
		2,825,859
Other Revenue (29.1%)
Caddo County Governmental Building Authority5.000% 09/01/2040	1,010,000	1,081,760
Collinsville Municipal Authority5.000% 03/01/2035	275,000	291,258
Collinsville Municipal Authority5.000% 03/01/2040	250,000	264,780
Grady County School Finance Authority5.000% 09/01/2032	370,000	419,010
City of Oklahoma City OK5.000% 03/01/2032	250,000	262,753
City of Oklahoma City OK5.000% 03/01/2034	500,000	520,280
City of Oklahoma City OK5.000% 03/01/2033	250,000	260,793
Oklahoma City Public Property Authority4.500% 10/01/2031	155,000	155,071
Oklahoma City Public Property Authority5.000% 10/01/2027	350,000	400,320
Oklahoma City Public Property Authority5.000% 10/01/2028	400,000	455,048
Oklahoma City Public Property Authority5.000% 10/01/2029	625,000	706,688
Oklahoma City Public Property Authority5.000% 10/01/2036	230,000	253,271
Oklahoma City Public Property Authority5.000% 10/01/2039	835,000	913,098
#Oklahoma Capitol Improvement Authority4.000% 07/01/2043	500,000	508,850
Oklahoma Water Resources Board5.000% 10/01/2029	250,000	285,963
Oklahoma Water Resources Board5.000% 10/01/2033	500,000	564,700
Oklahoma Water Resources Board5.000% 10/01/2029	250,000	292,475
Okmulgee County Governmental Building Authority4.250% 12/01/2035	500,000	517,995
Pawnee County Public Programs Authority4.875% 02/01/2030	145,000	152,176
*Rogers County Industrial Development Authority4.900% 04/01/2035	500,000	527,100
Sand Springs Municipal Authority4.250% 01/01/2035	250,000	269,085
Sand Springs Municipal Authority4.000% 01/01/2036	500,000	517,870
Tahlequah Public Facilities Authority4.000% 04/01/2023	550,000	586,020
Tulsa County Industrial Authority3.000% 09/01/2027	245,000	245,399
Tulsa Airports Improvement Trust5.000% 06/01/2023	420,000	450,836
Tulsa Airports Improvement Trust5.000% 06/01/2024	230,000	245,796
Tulsa Airports Improvement Trust5.250% 06/01/2025	245,000	262,821
Tulsa Airports Improvement Trust5.250% 06/01/2026	360,000	385,200
Tulsa Parking Authority4.000% 07/01/2025	500,000	522,980
		12,319,396
Transportation (7.0%)
Oklahoma Capitol Improvement Authority4.000% 10/01/2024	800,000	852,344
Oklahoma Capitol Improvement Authority4.000% 10/01/2025	1,000,000	1,061,570
Oklahoma Turnpike Authority5.000% 01/01/2028	250,000	267,275
Oklahoma Turnpike Authority4.000% 01/01/2031	500,000	516,985
Oklahoma Turnpike Authority5.000% 01/01/2030	250,000	269,953
		2,968,127
Utilities (34.6%)
Clinton Public Works Authority4.000% 12/01/2034	750,000	779,610
Clinton Public Works Authority4.000% 12/01/2039	500,000	513,120
Coweta Public Works Authority4.000% 08/01/2032	1,000,000	1,024,080
Glenpool Utility Services Authority5.100% 12/01/2035	250,000	266,315
*Grand River Dam Authority5.250% 06/01/2040	2,000,000	2,119,160
Grand River Dam Authority5.000% 06/01/2033	500,000	558,465
Holdenville Public Works Authority5.000% 11/01/2033	620,000	676,129
Miami Special Utility Authority4.000% 12/01/2036	500,000	518,890
*Midwest City Municipal Authority5.000% 03/01/2025	2,000,000	2,151,020
Oklahoma City Water Utilities Trust4.000% 07/01/2034	250,000	255,875
Oklahoma City Water Utilities Trust5.000% 07/01/2031	250,000	270,728
Oklahoma City Water Utilities Trust5.000% 07/01/2034	100,000	113,229
Oklahoma City Water Utilities Trust4.000% 07/01/2039	175,000	181,328
Oklahoma City Water Utilities Trust5.000% 07/01/2034	250,000	286,765
*Oklahoma Municipal Power Authority5.750% 01/01/2024	1,180,000	1,260,157
Oklahoma Municipal Power Authority5.000% 01/01/2038	575,000	640,291
Oklahoma Water Resources Board5.000% 04/01/2028	500,000	511,860
Oklahoma Water Resources Board5.000% 04/01/2032	140,000	153,352
Oklahoma Water Resources Board4.000% 04/01/2025	150,000	160,203
Sallisaw Municipal Authority4.450% 01/01/2028	100,000	102,578
Sapulpa Municipal Authority5.000% 04/01/2028	750,000	824,663
Seminole Utilities Authority3.150% 09/01/2025	380,000	384,598
Seminole Utilities Authority3.300% 09/01/2026	315,000	321,092
Tulsa Metropolitan Utility Authority5.000% 10/01/2025	500,000	596,960
		14,670,468

TOTAL MUNICIPAL BONDS (COST: $40,719,608)		$41,556,202

OTHER ASSETS LESS LIABILITIES (1.9%)		$794,299

NET ASSETS (100.0%)		$42,350,501

* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.

#When-issued purchase as of July 31, 2018.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA

PORTFOLIO MARKET SECTORS July 31, 2018

General Obligation	42.0%
Health Care	20.0%
Other Revenue	10.1%
Education	9.7%
Housing	6.8%
Transportation	5.8%
Utilities	4.4%
Cash Equivalents and Other	1.2%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2018

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.8%)

Education (9.7%)
Gallatin County School District No 44 Belgrade3.500% 06/15/2028	$575,000	$596,988
Montana State Board of Regents5.000% 11/15/2023	250,000	275,750
*Montana State Board of Regents4.000% 05/15/2025	2,000,000	2,144,980
Montana State Board of Regents4.000% 05/15/2026	1,145,000	1,215,177
Montana State Board of Regents4.000% 11/15/2025	500,000	537,250
Montana State Board of Regents5.000% 11/15/2025	500,000	571,920
Montana State Board of Regents5.000% 11/15/2030	240,000	270,881
Montana State Board of Regents5.000% 11/15/2043	1,000,000	1,136,470
University of Montana/Missoula MT5.375% 05/15/2019	75,000	76,151
		6,825,567
General Obligation (42.0%)
City of Bozeman MT4.000% 07/01/2028	540,000	589,847
City & County of Butte Silver Bow MT4.000% 07/01/2026	115,000	127,591
City & County of Butte Silver Bow MT4.000% 07/01/2028	215,000	235,223
City & County of Butte Silver Bow MT4.000% 07/01/2030	225,000	241,495
City & County of Butte Silver Bow MT4.000% 07/01/2032	240,000	254,434
City & County of Butte Silver Bow MT4.500% 07/01/2034	850,000	933,776
Cascade County Elementary School District No 1 Great Falls 5.000% 07/01/2027	1,120,000	1,350,205
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2029	925,000	1,023,235
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2030	935,000	1,025,732
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031	700,000	762,636
Cascade County High School District A Great Falls4.000% 07/01/2028	610,000	679,955
Cascade County High School District A Great Falls5.000% 07/01/2027	1,110,000	1,328,315
Cascade County High School District A Great Falls4.000% 07/01/2030	670,000	735,017
Flathead County School District No 29 Somers4.000% 07/01/2031	270,000	290,944
Flathead County School District No 44 Whitefish4.000% 07/01/2033	265,000	283,213
Flathead County School District No 44 Whitefish4.000% 07/01/2034	350,000	372,193
Flathead County School District No 44 Whitefish4.000% 07/01/2035	365,000	388,145
Gallatin County School District No 72 Ophir3.500% 07/01/2023	555,000	580,857
Gallatin County School District No 72 Ophir3.750% 07/01/2024	645,000	675,096
Gallatin County School District No 72 Ophir4.000% 07/01/2025	420,000	441,349
Gallatin County School District No 7 Bozeman4.000% 12/01/2032	915,000	990,597
Gallatin County School District No 7 Bozeman4.000% 12/01/2033	515,000	555,798
Gallatin County School District No 27 Monforton4.250% 06/15/2026	415,000	459,077
Meagher County K 12 School District No 8 White Sulphur4.000% 07/01/2028	475,000	528,276
Missoula High School District No 14.000% 07/01/2032	275,000	294,525
Hellgate School District No 45.000% 06/15/2028	500,000	583,735
Hellgate School District No 45.000% 06/15/2029	500,000	579,855
Hellgate School District No 45.000% 06/15/2030	500,000	576,900
City of Missoula MT4.000% 07/01/2026	350,000	389,056
City of Missoula MT4.000% 07/01/2031	250,000	268,155
*Missoula County Elementary School District No 14.000% 07/01/2032	1,200,000	1,289,592
Missoula County Elementary School District No 14.000% 07/01/2033	750,000	799,440
State of Montana4.000% 08/01/2023	385,000	427,658
State of Montana4.000% 08/01/2026	855,000	946,622
State of Montana4.000% 08/01/2027	480,000	525,202
County of Ravalli MT4.250% 07/01/2027	150,000	152,056
County of Ravalli MT4.350% 07/01/2028	155,000	157,646
County of Ravalli MT4.400% 07/01/2029	165,000	167,724
County of Ravalli MT4.250% 07/01/2030	755,000	811,549
Valley County K 12 School District No 1 A Glasgow/MT4.250% 07/01/2031	450,000	484,141
Yellowstone County School District No 2 Billings5.000% 06/15/2024	500,000	586,830
Yellowstone County School District No 2 Billings5.000% 06/15/2026	515,000	593,939
Yellowstone County School District No 2 Billings5.000% 06/15/2027	1,000,000	1,155,370
Yellowstone County School District No 2 Billings5.000% 06/15/2031	350,000	400,792
Yellowstone County School District No 2 Billings5.000% 06/15/2032	435,000	496,661
Yellowstone County School District No 8 Elder Grove5.000% 07/01/2026	660,000	771,144
Yellowstone County K 12 School District No 26 Lockwood5.000% 07/01/2037	1,000,000	1,142,140
Yellowstone County K 12 School District No 26 Lockwood5.000% 07/01/2038	1,000,000	1,140,180
		29,593,918
Health Care (20.0%)
Montana Facility Finance Authority4.500% 07/01/2023	1,025,000	1,077,726
*Montana Facility Finance Authority4.650% 07/01/2024	1,365,000	1,435,775
Montana Facility Finance Authority4.750% 07/01/2025	380,000	399,737
Montana Facility Finance Authority5.250% 06/01/2030	660,000	700,062
Montana Facility Finance Authority5.125% 06/01/2026	1,000,000	1,069,710
Montana Facility Finance Authority4.750% 01/01/2040	705,000	724,500
Montana Facility Finance Authority4.500% 01/01/2024	1,000,000	1,029,700
Montana Facility Finance Authority5.000% 01/01/2024	400,000	416,132
Montana Facility Finance Authority5.500% 01/01/2025	575,000	626,532
Montana Facility Finance Authority5.750% 01/01/2031	815,000	892,841
Montana Facility Finance Authority5.000% 06/01/2028	1,015,000	1,145,184
Montana Facility Finance Authority5.000% 06/01/2029	915,000	1,032,788
Montana Facility Finance Authority5.000% 06/01/2025	380,000	435,499
Montana Facility Finance Authority5.000% 06/01/2035	425,000	482,044
Montana Facility Finance Authority5.000% 06/01/2036	700,000	789,579
*Montana Facility Finance Authority5.000% 06/01/2022	1,100,000	1,103,883
County of Yellowstone MT4.000% 10/01/2029	710,000	759,927
		14,121,619
Housing (6.8%)
Montana Board of Housing2.650% 06/01/2021	120,000	121,943
Montana Board of Housing2.650% 12/01/2021	265,000	269,166
Montana Board of Housing3.000% 06/01/2023	145,000	147,549
Montana Board of Housing3.000% 12/01/2023	75,000	76,621
Montana Board of Housing3.150% 06/01/2024	310,000	316,674
Montana Board of Housing3.150% 12/01/2024	110,000	112,015
Montana Board of Housing3.350% 06/01/2025	140,000	141,674
Montana Board of Housing3.875% 12/01/2023	170,000	179,381
Montana Board of Housing4.050% 06/01/2024	155,000	164,559
Montana Board of Housing4.050% 12/01/2024	430,000	455,976
Montana Board of Housing4.650% 12/01/2028	235,000	249,955
*Montana Board of Housing4.700% 12/01/2026	655,000	677,231
Montana Board of Housing4.850% 06/01/2028	305,000	312,823
Montana Board of Housing3.850% 06/01/2019	440,000	444,312
Montana Board of Housing2.650% 06/01/2019	145,000	145,653
Montana Board of Housing2.900% 06/01/2020	145,000	146,180
Montana Board of Housing3.100% 06/01/2021	360,000	369,763
#Montana Board of Housing3.400% 12/01/2033	500,000	497,425
		4,828,900
Other Revenue (10.1%)
City of Billings MT5.500% 07/01/2026	300,000	311,511
City of Billings MT4.550% 07/01/2020	30,000	30,031
City of Billings MT4.700% 07/01/2021	70,000	70,146
City of Billings MT4.800% 07/01/2022	70,000	69,559
City of Billings MT4.375% 07/01/2029	490,000	500,270
*City of Billings MT5.000% 07/01/2033	900,000	924,849
City of Bozeman MT4.950% 07/01/2028	200,000	204,796
City & County of Butte Silver Bow MT5.000% 07/01/2021	600,000	615,294
Gallatin County Rural Improvement District5.500% 07/01/2025	535,000	535,294
*Gallatin County Rural Improvement District6.000% 07/01/2030	1,000,000	1,001,370
City of Great Falls MT5.550% 07/01/2029	275,000	283,938
City of Helena MT4.625% 01/01/2024	270,000	273,521
City of Helena MT5.000% 01/01/2029	175,000	177,553
City of Kalispell MT5.000% 07/01/2033	500,000	566,135
Missoula Parking Commission4.000% 10/01/2026	835,000	896,874
City of Missoula MT5.125% 07/01/2026	125,000	125,181
Montana Facility Finance Authority6.300% 10/01/2020	505,000	505,460
		7,091,782
Transportation (5.8%)
City of Billings MT Airport Revenue4.750% 07/01/2019	350,000	357,665
City of Billings MT Airport Revenue5.000% 07/01/2020	235,000	245,201
Madison County Rural Improvement District5.500% 07/01/2025	770,000	771,186
*Madison County Rural Improvement District6.000% 07/01/2030	1,000,000	1,000,920
City of Missoula MT4.750% 07/01/2027	160,000	160,315
City of Missoula MT6.000% 07/01/2030	200,000	207,886
Missoula Special Improvement Districts/MT4.600% 07/01/2024	100,000	100,142
Missoula Special Improvement Districts/MT4.600% 07/01/2025	105,000	105,161
Missoula Special Improvement Districts/MT5.400% 07/01/2029	370,000	378,014
Missoula Special Improvement Districts/MT4.000% 07/01/2019	60,000	60,652
Missoula Special Improvement Districts/MT4.625% 07/01/2023	240,000	245,904
Missoula Special Improvement Districts/MT5.250% 07/01/2027	240,000	247,296
Missoula Special Improvement Districts/MT5.500% 07/01/2031	235,000	241,714
		4,122,056
Utilities (4.4%)
City of Billings MT5.000% 07/01/2028	400,000	475,480
City of Billings MT5.000% 07/01/2031	260,000	304,944
City of Billings MT Storm Sewer Revenue4.000% 07/01/2025	215,000	233,256
City of Billings MT Storm Sewer Revenue4.000% 07/01/2026	225,000	241,828
City of Billings MT Storm Sewer Revenue4.000% 07/01/2028	250,000	271,303
City of Billings MT Storm Sewer Revenue4.000% 07/01/2029	250,000	268,195
City of Dillon MT Water & Sewer System Revenue4.000% 07/01/2033	250,000	268,480
*City of Forsyth MT5.000% 05/01/2033	1,000,000	1,065,450
		3,128,936

TOTAL MUNICPAL BONDS (COST: $68,383,652)		$69,712,778

OTHER ASSETS LESS LIABILITIES (1.2%)		$838,831

NET ASSETS (100.0%)		$70,551,609

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued purchases when they occur.

#When-issued purchase as of July 31, 2018

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PORTFOLIO MARKET SECTORS (July 31, 2018)

Other Revenue	22.8%
General Obligation	21.1%
Health Care	17.4%
Education	13.1%
Utilities	9.3%
Housing	8.6%
Transportation	6.3%
Cash Equivalents and Other	1.4%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2018

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.6%)

Education (13.1%)
Barnes County North Public School District Building Authority4.000% 05/01/2022	$250,000	$257,925
State Board of Higher Education of the State of North Dakota4.000% 04/01/2025	415,000	457,911
State Board of Higher Education of the State of North Dakota4.000% 04/01/2028	365,000	390,488
State Board of Higher Education of the State of North Dakota4.000% 04/01/2026	435,000	469,452
State Board of Higher Education of the State of North Dakota4.000% 04/01/2033	500,000	518,845
State Board of Higher Education of the State of North Dakota3.250% 08/01/2028	280,000	286,521
State Board of Higher Education of the State of North Dakota3.250% 08/01/2029	290,000	292,532
State Board of Higher Education of the State of North Dakota5.000% 04/01/2025	160,000	163,666
University of North Dakota5.000% 04/01/2024	250,000	275,385
		3,112,725
General Obligation (21.1%)
City of Bismarck ND3.000% 05/01/2023	500,000	511,825
Bismarck Public School District No 14.000% 05/01/2026	750,000	800,122
Dickinson Public School District No 14.000% 08/01/2034	400,000	418,136
City of Fargo ND5.000% 05/01/2026	400,000	466,188
City of Fargo ND4.000% 05/01/2023	300,000	317,934
City of Grand Forks ND4.500% 05/01/2032	240,000	255,977
Mandan Public School District No 13.125% 08/01/2024	200,000	208,606
City of Minot ND Airport Revenue3.500% 10/01/2025	570,000	590,491
City of Minot ND Airport Revenue4.000% 10/01/2028	355,000	369,310
Pembina County Water Resource District4.000% 05/01/2038	530,000	552,180
*West Fargo Public School District No 64.000% 05/01/2023	500,000	531,000
		5,021,769
Health Care (17.4%)
County of Burleigh ND5.000% 07/01/2022	300,000	337,584
County of Burleigh ND4.500% 07/01/2032	250,000	273,912
County of Burleigh ND5.000% 07/01/2035	500,000	543,340
County of Burleigh ND5.050% 11/01/2018	125,000	125,130
City of Fargo ND5.500% 11/01/2020	500,000	544,330
City of Fargo ND6.000% 11/01/2028	500,000	562,145
City of Grand Forks ND5.000% 12/01/2022	500,000	541,440
City of Grand Forks ND4.000% 12/01/2027	400,000	409,260
City of Grand Forks ND5.000% 12/01/2032	250,000	261,715
City of Grand Forks ND5.125% 12/01/2025	250,000	257,337
City of Grand Forks ND3.000% 12/01/2020	135,000	134,062
City of Langdon ND6.200% 01/01/2025	155,000	155,202
		4,145,457
Housing (8.6%)
North Dakota Housing Finance Agency3.650% 01/01/2020	60,000	61,260
North Dakota Public Finance Authority4.500% 06/01/2026	400,000	425,708
North Dakota Housing Finance Agency3.050% 07/01/2021	150,000	153,971
*North Dakota Housing Finance Agency3.100% 01/01/2026	1,165,000	1,170,569
North Dakota Housing Finance Agency3.550% 07/01/2033	250,000	250,225
		2,061,733
Other Revenue (22.8%)
Bismarck Parks & Recreation District3.500% 04/01/2025	280,000	282,878
Bismarck Parks & Recreation District3.650% 04/01/2027	295,000	297,620
County of Burleigh ND Multi County Sales Tax Revenue4.000% 11/01/2032	400,000	410,640
City of Grand Forks ND5.000% 12/15/2027	500,000	577,840
City of Grand Forks ND5.000% 12/15/2028	250,000	286,578
Jamestown Park District/ND4.000% 07/01/2032	500,000	517,955
Jamestown Park District/ND4.000% 07/01/2033	345,000	354,957
*City of Mandan ND4.000% 09/01/2034	500,000	511,005
North Dakota Public Finance Authority5.000% 06/01/2020	80,000	80,362
North Dakota Public Finance Authority5.000% 06/01/2031	240,000	240,890
North Dakota Public Finance Authority5.500% 10/01/2027	250,000	251,668
North Dakota Public Finance Authority6.000% 06/01/2034	200,000	207,006
North Dakota Public Finance Authority4.000% 06/01/2030	400,000	419,540
North Dakota Public Finance Authority4.000% 06/01/2028	265,000	284,109
North Dakota Public Finance Authority5.000% 06/01/2028	130,000	148,915
*County of Ward ND3.000% 04/01/2022	300,000	305,382
West Fargo Park District Building Authority4.000% 05/01/2030	240,000	254,460
		5,431,805
Transportation (6.3%)
Grand Forks Regional Airport Authority4.600% 06/01/2024	350,000	357,508
Grand Forks Regional Airport Authority5.000% 06/01/2029	500,000	512,250
Grand Forks Regional Airport Authority4.500% 06/01/2028	230,000	246,367
Grand Forks Regional Airport Authority4.500% 06/01/2028	370,000	387,967
		1,504,092
Utilities (9.3%)
City of Bismarck ND Water Revenue3.000% 04/01/2021	495,000	500,143
*City of Bismarck ND Water Revenue3.625% 04/01/2025	675,000	681,554
City of Bismarck ND Water Revenue3.750% 04/01/2026	265,000	267,480
*County of McLean ND4.875% 07/01/2026	750,000	778,980
		2,228,157

TOTAL MUNICIPAL BONDS (COST: $22,897,163)		$23,505,738

OTHER ASSETS LESS LIABILITIES (1.4%)		$324,303

NET ASSETS (100.0%)		$23,830,041

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued purchases when they occur. As of July 31, 2018, there were no such purchases.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 31, 2018

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$56,402,765	$17,523,909	$43,713,121

Investments in securities, at value	$57,799,117	$17,857,982	$44,619,874
Cash and cash equivalents	651,297	99,523	432,012
Receivable for Fund shares sold	107,664	0	25,249
Accrued interest receivable	888,632	150,011	435,774
Receivable from affiliate	9,587	5,575	9,208
Prepaid expenses	463	2,303	0
Total assets	$59,456,760	$18,115,394	$45,522,117

LIABILITIES
Payable for Fund shares redeemed	$32,906	$13,022	$38,241
Dividends payable	30,202	5,781	31,213
Trustees’ fees payable	3,096	942	2,361
Payable to affiliates	55,372	20,765	43,670
Accrued expenses	18,735	7,488	18,572
Total liabilities	$140,311	$47,998	$134,057

NET ASSETS	$59,316,449	$18,067,396	$45,388,060

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$58,526,687	$18,118,491	$45,206,759
Accumulated undistributed net realized gain (loss) on investments	(614,870)	(403,174)	(726,742)
Accumulated undistributed net investment income (loss)	8,280	18,006	1,290
Unrealized appreciation (depreciation) on investments	1,396,352	334,073	906,753

NET ASSETS	$59,316,449	$18,067,396	$45,388,060

Net Assets - Class A	$56,488,518	$17,742,402	$45,182,299
Net Assets - Class I	$2,827,931	$324,994	$205,761
Shares outstanding - Class A	5,363,076	1,666,931	4,406,224
Shares outstanding - Class I	268,350	30,527	20,075
Net asset value per share - Class A*	$10.53	$10.64	$10.25
Net asset value per share - Class I	$10.54	$10.65	$10.25
Public offering price per share – Class A (sales charge of 2.50%)	$10.80	$10.91	$10.51

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 31, 2018

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
ASSETS
Investments in securities, at cost	$40,719,608	$68,383,652	$22,897,163

Investments in securities, at value	$41,556,202	$69,712,778	$23,505,738
Cash and cash equivalents	938,151	1,073,792	156,237
Receivable for Fund shares sold	0	726	0
Accrued interest receivable	462,338	414,677	208,736
Receivable from affiliate	8,817	11,147	6,316
Prepaid expenses	881	5,046	1,331
Total assets	$42,966,389	$71,218,166	$23,878,358

LIABILITIES
Payable for securities purchased	$510,150	$500,000	$0
Payable for Fund shares redeemed	22,394	55,222	3,634
Dividends payable	25,897	31,212	11,249
Trustees’ fees payable	2,240	3,644	1,223
Payable to affiliates	40,815	64,157	26,590
Accrued expenses	14,392	12,322	5,621
Total liabilities	$615,888	$666,557	$48,317

NET ASSETS	$42,350,501	$70,551,609	$23,830,041

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$41,805,490	$72,208,719	$24,052,482
Accumulated undistributed net realized gain (loss) on investments	(291,590)	(2,992,441)	(839,055)
Accumulated undistributed net investment income (loss)	7	6,205	8,039
Unrealized appreciation (depreciation) on investments	836,594	1,329,126	608,575

NET ASSETS	$42,350,501	$70,551,609	$23,830,041

Net Assets - Class A	$41,361,719	$62,912,605	$22,909,970
Net Assets - Class I	$988,782	$7,639,004	$920,071
Shares outstanding - Class A	3,606,638	6,381,251	2,275,508
Shares outstanding - Class I	86,154	774,695	91,359
Net asset value per share - Class A*	$11.47	$9.86	$10.07
Net asset value per share - Class I	$11.48	$9.86	$10.07
Public offering price per share – Class A (sales charge of 2.50%)	$11.76	$10.11	$10.33

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 31, 2018

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$2,224,032	$608,956	$1,580,935
Total investment income	$2,224,032	$608,956	$1,580,935

EXPENSES
Investment advisory fees	$305,000	$93,530	$236,495
Distribution (12b-1) fees - Class A	150,814	46,121	118,185
Transfer agent fees	77,688	26,935	61,247
Administrative service fees	118,326	59,114	99,144
Professional fees	16,366	6,752	13,244
Reports to shareholders	3,497	1,190	2,472
License, fees, and registrations	3,868	2,734	15,216
Audit fees	11,476	3,521	8,925
Trustees’ fees	5,133	1,574	3,976
Transfer agent out-of-pockets	5,306	2,486	4,134
Custodian fees	6,100	2,160	4,617
Legal fees	3,392	1,041	2,637
Insurance expense	1,968	695	1,542
Total expenses	$708,934	$247,853	$571,834
Less expenses waived or reimbursed (See Note 7)	(112,862)	(65,175)	(108,390)
Total net expenses	$596,072	$182,678	$463,444

NET INVESTMENT INCOME (LOSS)	$1,627,960	$426,278	$1,117,491

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(137,630)	$(12,711)	$26,731
Net change in unrealized appreciation (depreciation) of investments	(1,311,083)	(405,551)	(948,194)
Net realized and unrealized gain (loss) on investments	$(1,448,713)	$(418,262)	$(921,463)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$179,247	$8,016	$196,028

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the period/year ended July 31, 2018

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund*	Fund For MT^	Fund For ND^
INVESTMENT INCOME
Interest	$1,471,799	$1,449,734	$488,627
Total investment income	$1,471,799	$1,449,734	$488,627

EXPENSES
Investment advisory fees	$225,444	$208,618	$69,939
Distribution (12b-1) fees - Class A	111,862	94,724	33,854
Transfer agent fees	58,595	53,586	20,303
Administrative service fees	96,050	79,471	40,640
Professional fees	12,737	11,266	4,755
Reports to shareholders	2,108	1,896	1,030
License, fees, and registrations	4,632	2,373	3,310
Audit fees	8,534	6,901	2,299
Trustees’ fees	3,789	3,647	1,224
Transfer agent out-of-pockets	4,322	4,909	1,561
Custodian fees	4,803	4,637	1,706
Legal fees	2,521	2,081	693
Insurance expense	1,487	1,372	486
Total expenses	$536,884	$475,481	$181,800
Less expenses waived or reimbursed (See Note 7)	(95,940)	(76,156)	(45,626)
Total net expenses	$440,944	$399,325	$136,174

NET INVESTMENT INCOME (LOSS)	$1,030,855	$1,050,409	$352,453

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(107,098)	$(263,793)	$(17,437)
Net change in unrealized appreciation (depreciation) of investments	(945,588)	(1,382,278)	(442,240)
Net realized and unrealized gain (loss) on investments	$(1,052,686)	$(1,646,071)	$(459,677)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,831)	$(595,662)	$(107,224)

* Year ended July 31, 2018.
^ Seven months ended July 31, 2018.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended December 31, 2018

	Tax-Free	Tax-Free
	Fund for MT	Fund for ND
INVESTMENT INCOME
Interest	$2,578,113	$905,729
Total investment income	$2,578,113	$905,729

EXPENSES
Investment advisory fees	$380,620	$130,406
Distribution (12b-1) fees - Class A	181,174	63,977
Transfer agent fees	97,347	37,295
Administrative service fees	142,557	72,497
Professional fees	18,472	8,118
Reports to shareholders	3,264	1,764
License, fees, and registrations	4,176	5,676
Audit fees	13,843	4,733
Trustees’ fees	5,628	1,926
Transfer agent out-of-pockets	3,610	4,208
Custodian fees	7,976	2,920
Legal fees	5,424	1,852
Insurance expense	2,439	846
Total expenses	$866,530	$336,218
Less expenses waived or reimbursed (See Note 7)	(129,647)	(81,950)
Total net expenses	$736,883	$254,268

NET INVESTMENT INCOME (LOSS)	$1,841,230	$651,461

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(388,203)	$12,516
Net change in unrealized appreciation (depreciation) of investments	1,446,092	155,303
Net realized and unrealized gain (loss) on investments	$1,057,889	$167,819

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,899,119	$819,280

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2018

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,627,960	$426,278	$1,117,491
Net realized gain (loss) from investment transactions	(137,630)	(12,711)	26,731
Net change in unrealized appreciation (depreciation) of investments	(1,311,083)	(405,551)	(948,194)
Net increase (decrease) in net assets resulting from operations	$179,247	$8,016	$196,028

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Class A	$(1,606,596)	$(418,250)	$(1,116,640)
Net investment income - Class I	(20,406)	(6,541)	(671)
Total distributions	$(1,627,002)	$(424,791)	$(1,117,311)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$5,420,737	$1,149,545	$1,693,419
Proceeds from sale of shares - Class I +	2,879,395	481,557	285,932
Proceeds from reinvested dividends - Class A	1,200,642	347,531	778,996
Proceeds from reinvested dividends - Class I +	7,836	5,218	481
Cost of shares redeemed - Class A	(10,477,690)	(3,157,383)	(6,463,663)
Cost of shares redeemed - Class I +	(41,998)	(153,756)	(80,495)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,011,078)	$(1,327,288)	$(3,785,330)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,458,833)	$(1,744,063)	$(4,706,613)
NET ASSETS, BEGINNING OF PERIOD	61,775,282	19,811,459	50,094,673
NET ASSETS, END OF PERIOD	$59,316,449	$18,067,396	$45,388,060

Accumulated undistributed net investment income	$8,280	$18,006	$1,290

+ Class I operations commenced on November 1, 2017.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the period/year ended July 31, 2018

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund*	Fund For MT^	Fund For ND^
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,030,855	$1,050,409	$352,453
Net realized gain (loss) from investment transactions	(107,098)	(263,793)	(17,437)
Net change in unrealized appreciation (depreciation) of investments	(945,588)	(1,382,278)	(442,240)
Net increase (decrease) in net assets resulting from operations	$(21,831)	$(595,662)	$(107,224)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Class A	$(1,021,728)	$(944,426)	$(339,390)
Net investment income - Class I	(9,066)	(105,873)	(12,353)
Total distributions	$(1,030,794)	$(1,050,299)	$(351,743)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$2,336,830	$2,769,242	$1,881,712
Proceeds from sale of shares - Class I +	1,030,157	2,934,014	300,032
Proceeds from reinvested dividends - Class A	639,407	736,221	255,272
Proceeds from reinvested dividends - Class I +	7,328	48,904	10,501
Cost of shares redeemed - Class A	(7,937,619)	(8,056,170)	(2,328,498)
Cost of shares redeemed - Class I +	(47,012)	(420,383)	(27,591)
Net increase (decrease) in net assets resulting from capital share transactions	$(3,970,909)	$(1,988,172)	$91,428

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(5,023,534)	$(3,634,133)	$(367,539)
NET ASSETS, BEGINNING OF PERIOD	47,374,035	74,185,742	24,197,580
NET ASSETS, END OF PERIOD	$42,350,501	$70,551,609	$23,830,041

Accumulated undistributed net investment income	$7	$6,205	$8,039

* Year ended July 31, 2018.
^ Seven months ended July 31, 2018.
+ Class I operations commenced on November 1, 2017 for Oklahoma Municipal Fund.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2017

	Kansas	Maine	Nebraska	Oklahoma
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,681,751	$467,841	$1,167,452	$1,073,667
Net realized gain (loss) from investment transactions	(253,811)	(390,463)	(492,161)	(87,991)
Net change in unrealized appreciation (depreciation) on investments	(1,626,406)	(401,692)	(1,124,529)	(1,368,876)
Net increase (decrease) in net assets resulting from operations	$(198,466)	$(324,314)	$(449,238)	$(383,200)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income- Class A	$(1,680,455)	$(466,098)	$(1,167,219)	$(1,073,720)
Total distributions- Class A	$(1,680,455)	$(466,098)	$(1,167,219)	$(1,073,720)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares- Class A	$6,369,077	$3,536,640	$9,282,002	$9,051,600
Proceeds from reinvested dividends- Class A	1,186,586	371,287	800,377	673,134
Cost of shares redeemed- Class A	(4,390,351)	(3,519,043)	(4,588,291)	(7,611,812)
Net increase (decrease) in net assets resulting from capital share transactions	$3,165,312	$388,884	$5,494,088	$2,112,922

TOTAL INCREASE (DECREASE) IN NET ASSETS	$1,286,391	$(401,528)	$3,877,631	$656,002
NET ASSETS, BEGINNING OF PERIOD	$60,488,891	$20,212,987	$46,217,042	$46,718,033
NET ASSETS, END OF PERIOD	$61,775,282	$19,811,459	$50,094,673	$47,374,035

Accumulated undistributed net investment income (loss)	$7,322	$16,517	$1,109	$(53)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended December 31, 2017

	Tax-Free	Tax-Free
	Fund for MT	Fund for ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,841,230	$651,461
Net realized gain (loss) from investment transactions	(388,203)	12,516
Net change in unrealized appreciation (depreciation) on investments	1,446,092	155,303
Net increase (decrease) in net assets resulting from operations	$2,899,119	$819,280

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Class A	$(1,741,882)	$(636,887)
Net investment income - Class I	(96,666)	(13,406)
Total distributions	$(1,838,548)	$(650,293)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$6,992,434	$3,014,897
Proceeds from sale of shares - Class I	4,955,361	299,947
Proceeds from reinvested dividends - Class A	1,174,851	479,025
Proceeds from reinvested dividends - Class I	44,625	10,039
Cost of shares redeemed - Class A	(16,067,897)	(5,498,565)
Cost of shares redeemed - Class I	(665,065)	(48,007)
Net increase (decrease) in net assets resulting from capital share transactions	$(3,565,691)	$(1,742,664)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,505,120)	$(1,573,677)
NET ASSETS, BEGINNING OF PERIOD	$76,690,862	$25,771,257
NET ASSETS, END OF PERIOD	$74,185,742	$24,197,580

Accumulated undistributed net investment income	$6,095	$7,329

Statements of Changes in Net Assets For the year ended December 30, 2016

	Tax-Free	Tax-Free
	Fund for MT	Fund for ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,995,856	$675,057
Net realized gain (loss) from investment transactions	(551,409)	(127,251)
Net change in unrealized appreciation (depreciation) on investments	(2,002,888)	(578,191)
Net increase (decrease) in net assets resulting from operations	$(558,441)	$(30,385)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Class A	$(1,990,381)	$(670,541)
Net investment income - Class I +	(4,734)	(3,295)
Total distributions	$(1,995,115)	$(673,836)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$18,045,397	$3,944,247
Proceeds from sale of shares - Class I +	848,581	409,022
Proceeds from reinvested dividends - Class A	1,327,137	524,042
Proceeds from reinvested dividends - Class I +	4,633	2,349
Cost of shares redeemed - Class A	(10,782,950)	(4,439,248)
Cost of shares redeemed - Class I +	(9,529)	(9,559)
Net increase (decrease) in net assets resulting from capital share transactions	$9,433,269	$430,853

TOTAL INCREASE (DECREASE) IN NET ASSETS	$6,879,713	$(273,368)
NET ASSETS, BEGINNING OF PERIOD	$69,811,149	$26,044,625
NET ASSETS, END OF PERIOD	$76,690,862	$25,771,257

Accumulated undistributed net investment income	$3,543	$6,161

+ Class I operations commenced on August 1, 2016.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1: Organization

Viking Mutual Funds (the “Trust”) was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the “Funds”).

The Kansas Municipal Fund (“KS Muni Fund”), Maine Municipal Fund (“ME Muni Fund”), Nebraska Municipal Fund (“NE Muni Fund”), and Oklahoma Municipal Fund (“OK Muni Fund”), Viking Tax-Free Fund for Montana (“Tax-Free Fund for MT”), and Viking Tax-Free Fund for North Dakota (“Tax-Free Fund for ND”), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax as is consistent with preservation of capital.

The Board of Trustees approved, on February 2, 2018, a change of fiscal year-end for Tax-Free Fund for MT and Tax-Free Fund for ND from December 31 to July 31, therefore, this report is for the seven months ended July 31, 2018 for these two Funds.

On May 18, 2017, the Board of Trustees approved the reorganization of each series of the Integrity Managed Portfolios (Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, and Oklahoma Municipal Fund, the “Predecessor Funds”), into the corresponding series of Viking Mutual Funds (with the same names, the “Successor Funds”), and the addition of I shares to each corresponding series. The reorganization was also approved by each Fund’s shareholders at a special meeting held on September 21, 2017. Effective at the close of business on October 31, 2017, the Successor Funds acquired all of the assets and liabilities of the corresponding Predecessor Funds in a tax-free exchange for shares of beneficial interest of the Successor Funds. As a result of the reorganization, the Successor Funds are the accounting successor of the corresponding Predecessor Funds. The reorganization was accomplished by a tax-free exchange of shares of each Predecessor Fund’s shares, value at the Predecessor Fund’s net assets for the exact same shares and value of the corresponding Successor Fund’s shares.For financial reporting purposes, assets received and shares issued by the Successor Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds were carried forward to align ongoing reporting of the corresponding Successor Funds realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.Immediately prior to the reorganization, the Shares outstanding, net assets, Accumulated undistributed net realized gain (loss) on investments, Accumulated undistributed net investment income (loss) and Unrealized appreciation (depreciation) on investments were as followed:

			Accumulated	Accumulated net	Unrealized
		Shares	undistributed net	realized (loss) on	appreciation on
	Net Assets	Outstanding	investment income/(loss)	investments	investments
KS Muni Fund	$61,755,660	5,754,318	$7,733	($470,517)	$2,397,485
ME Muni Fund	$18,852,895	1,739,373	$17,876	($395,012)	$663,312
NE Muni Fund	$48,463,329	4,650,052	$1,092	($749,898)	$1,693,539
OK Muni Fund	$46,914,818	4,014,519	($20,677)	($444,800)	$1,581,561

Each Fund in the Trust currently offers both Class A and Class I shares. Class A shares are sold with an initial sales charge of 2.50% and a distribution fee of up to 0.25% on an annual basis. Class I shares are sold without sales charge or distribution fee. The two classes of shares represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Refer to Note 3 for further disclosures related to the inputs used to value the Funds’ investments. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds’ Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments into the Funds of $500,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the period/year ended July 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period/year, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized using the effective yield method over the lives of the respective securities.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on an accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The Funds simultaneously use the settled shares method to allocate income and fund-wide expenses and use the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

Organizational expenses—All organizational and offering expenses related to the reorganization and addition of I shares to Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, and Oklahoma Municipal Fund were borne by the Investment Advisor and are not subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statements of Assets and Liabilities.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2018:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Municipal Bonds	$0	$57,799,117	$0	$57,799,117
	Total	$0	$57,799,117	$0	$57,799,117

ME Muni Fund	Municipal Bonds	$0	$17,857,982	$0	$17,857,982
	Total	$0	$17,857,982	$0	$17,857,982

NE Muni Fund	Municipal Bonds	$0	$44,619,874	$0	$44,619,874
	Total	$0	$44,619,874	$0	$44,619,874

OK Muni Fund	Municipal Bonds	$0	$41,556,202	$0	$41,556,202
	Total	$0	$41,556,202	$0	$41,556,202

Tax-Free	Municipal Bonds	$0	$69,712,778	$0	$69,712,778
Fund for MT	Total	$0	$69,712,778	$0	$69,712,778

Tax-Free	Municipal Bonds	$0	$23,505,738	$0	$23,505,738
Fund for ND	Total	$0	$23,505,738	$0	$23,505,738

See Schedule of Investments to view by type of obligation. The Funds did not hold any Level 3 assets during the period/year ended July 31, 2018. There were no transfers into or out of Level 1 or Level 2 during the period/year ended July 31, 2018. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the period/year ended July 31, 2018.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the period/year ended July 31, 2018, were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Purchases	$12,654,861	$1,980,668	$4,134,341	$5,677,075	$11,719,107	$1,835,747
Sales	$12,630,536	$2,805,208	$6,514,675	$7,172,662	$11,661,026	$1,771,978

NOTE 5: Capital Share Transactions

Period/Year Ended 7/31/18:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	507,788	107,088	163,569	201,015	280,416	186,198
Shares issued from reinvestments	112,907	32,389	75,378	55,266	74,574	25,314
Shares redeemed	(985,634)	(292,662)	(623,299)	(686,011)	(814,865)	(230,542)
Net increase (decrease)	(364,939)	(153,185)	(384,352)	(429,730)	(459,875)	(19,030)

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class I	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	271,590	44,479	27,880	89,610	296,915	29,765
Shares issued from reinvestments	740	489	47	638	4,953	1,041
Shares redeemed	(3,980)	(14,441)	(7,852)	(4,094)	(42,423)	(2,719)
Net increase (decrease)	268,350	30,527	20,075	86,154	259,445	28,087

Year Ended 7/31/17* and 12/31/17^:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund*	Fund*	Fund*	Fund*	Fund for MT^	Fund for ND^
Shares sold	588,008	323,622	884,199	769,237	695,195	292,668
Shares issued from reinvestments	110,018	34,094	76,788	57,561	116,868	46,603
Shares redeemed	(406,064)	(324,669)	(441,003)	(651,227)	(1,597,587)	(534,065)
Net increase (decrease)	291,962	33,047	519,984	175,571	(785,524)	(194,794)

Class I
Shares sold					494,381	29,066
Shares issued from reinvestments					4,433	976
Shares redeemed					(66,028)	(4,661)
Net increase (decrease)					432,786	25,381

Year Ended 12/30/16:	Tax-Free	Tax-Free
Class A	Fund for MT	Fund for ND
Shares sold	1,749,393	374,263
Shares issued from reinvestments	129,262	49,843
Shares redeemed	(1,058,209)	(422,651)
Net increase (decrease)	820,446	1,455

Class I
Shares sold	82,963	38,603
Shares issued from reinvestments	462	227
Shares redeemed	(961)	(939)
Net increase (decrease)	82,464	37,891

NOTE 6: Income Tax Information

At July 31, 2018, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Investments at cost	$56,392,142	$17,505,935	$43,711,833	$40,719,604	$68,377,448	$22,889,125
Unrealized appreciation	$1,560,252	$355,622	$1,052,026	$1,002,637	$1,529,970	$642,968
Unrealized depreciation	(153,277)	(3,576)	(143,985)	(166,039)	(194,640)	(26,355)
Net unrealized appreciation*	$1,406,975	$352,046	$908,041	$836,598	$1,335,330	$616,613

*	Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

The tax character of distributions accrued were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Period ended 7/31/18:	Fund*	Fund*	Fund*	Fund*	Fund for MT^	Fund for ND^
Tax-exempt income	$1,627,002	$424,791	$1,117,311	$1,030,794	$1,050,299	$351,743
Capital gains	$0	$0	$0	$0	$0	$0

Year ended 7/31/17* and 12/31/17^:
Tax-exempt income	$1,680,455	$466,068	$1,167,219	$1,073,720	$1,838,548	$650,293
Capital gains	$0	$30	$0	$0	$0	$0

Year Ended 12/30/16	Tax-Free Fund for MT	Tax-Free Fund for ND
Tax-exempt income	$1,995,115	$673,836

As of July 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Undistributed tax-exempt income	$27,860	$5,813	$31,215	$25,901	$31,213	$11,251
Undistributed capital gain	0	0	0	0	0	0
Accumulated capital and other losses	(614,870)	(403,174)	(726,742)	(291,590)	(2,992,441)	(839,055)
Post-October losses deferred	0	0	0	0	0	0
Unrealized appreciation/(depreciation)*	1,406,975	352,046	908,041	836,598	1,335,330	616,613
Total accumulated earnings/(deficit)	$819,965	$(45,315)	$212,514	$570,909	$(1,625,898)	$(211,191)

The Funds’ capital loss carryforward amounts as of July 31, 2018 are as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Non-expiring S-T losses	$503,162	$346,309	$676,090	$149,594	$1,926,177	$563,128
Non-expiring L-T losses	111,708	56,865	50,652	141,996	1,066,264	275,927
Total	$614,870	$403,174	$726,742	$291,590	$2,992,441	$839,055

For the period/year ended July 31, 2018, OK Muni Fund, Tax-Free Fund for MT, and Tax-Free Fund for ND reclassified net realized loss of $260,308, $106,551, and $75,200, respectively, to paid-in capital due to expired capital loss carryforwards.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and IFS, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses and acquired fund fees and expenses, until November 29, 2018 (April 29, 2019 for Tax-Free Fund for MT and Tax-Free Fund for ND) so that the net annual operating expenses do not exceed 0.98% and 0.73% for Class A and I, respectively. After November 29, 2018 (April 29, 2019 for Tax-Free Fund for MT and Tax-Free Fund for ND), the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. There are no recoupment provisions in place for waived/reimbursed fees. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Period/Year Ended 12/31/18		Payable 12/31/18
	Advisory Fees*	Advisory Fees Waived	Advisory Fees*
KS Muni Fund	$192,138	$112,862	$15,753
ME Muni Fund	$28,355	$65,175	$2,132
NE Muni Fund	$128,105	$108,390	$10,089
OK Muni Fund	$129,504	$95,940	$9,204
Tax-Free Fund for MT	$132,462	$76,156	$18,781
Tax-Free Fund for ND	$24,313	$45,626	$3,849
* After waivers and reimbursements, if any.

	Year Ended 12/31/17
	Advisory Fees*	Advisory Fees Waived
Tax-Free Fund for MT	$267,672	$112,948
Tax-Free Fund for ND	$60,519	$69,887
*After waivers.

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Period/Year Ended 12/31/18			Payable 12/31/18
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
KS Muni Fund - A	$77,539	$0	$150,814	$12,077
ME Muni Fund - A	$18,125	$0	$46,121	$3,781
NE Muni Fund - A	$18,471	$0	$118,185	$9,610
OK Muni Fund - A	$32,931	$0	$111,862	$8,801
Tax-Free Fund for MT - A	$30,506	$1,134	$94,724	$13,433
Tax-Free Fund for ND - A	$13,325	$0	$33,854	$4,887

	Year Ended 12/31/17
	Sales		Distribution	Distribution
	Charges	CDSC	Fees*	Fees Waived
Tax-Free Fund for MT - A	$87,838	$0	$181,174	$0
Tax-Free Fund for ND - A	$41,511	$0	$63,977	$0
*After waivers.

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.14% of the Funds’ average daily net assets on an annual basis for the Funds’ first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses. Sub-transfer agent out-of-pocket expenses are included in the transfer agent fees below and in the transfer agent out-of-pocket balance on the Statements of Operations. IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds’ average daily net assets on an annual basis for the Funds’ first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Period/Year Ended 12/31/18		Payable 12/31/18
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
KS Muni Fund	$82,994	$118,326	$7,802	$10,153
ME Muni Fund	$29,421	$59,114	$4,062	$5,215
NE Muni Fund	$65,381	$99,144	$6,303	$8,460
OK Muni Fund	$62,917	$96,050	$5,890	$8,103
Tax-Free Fund for MT	$58,495	$79,471	$9,359	$11,437
Tax-Free Fund for ND	$21,864	$40,640	$5,634	$5,904

	Year Ended 12/31/17
	Transfer	Transfer	Admin.	Admin.
	Agency	Agency	Service	Service
	Fees*	Fees Waived	Fees*	Fees Waived
Tax-Free Fund for MT	$94,170	$6,787	$132,645	$9,912
Tax-Free Fund for ND	$37,407	$4,096	$64,530	$7,967
*After waivers.

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund’s portfolio, the greater its interest rate risk.

KANSAS MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/18	7/31/17	7/29/16	7/31/15	7/31/14
NET ASSET VALUE, BEGINNING OF PERIOD	$10.78	$11.13	$10.87	$10.85	$10.56

Income (loss) from investment operations:
Net investment income (loss)	$0.28	$0.30	$0.31	$0.31	$0.32
Net realized and unrealized gain (loss) on investments[1]	(0.25)	(0.35)	0.26	0.02	0.29
Total from investment operations	$0.03	$(0.05)	$0.57	$0.33	$0.61

Distributions from net investment income	$(0.28)	$(0.30)	$(0.31)	$(0.31)	$(0.32)

NET ASSET VALUE, END OF PERIOD	$10.53	$10.78	$11.13	$10.87	$10.85

Total Return (excludes any applicable sales charge)	0.32%	(0.42%)	5.30%	3.03%	5.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$56,489	$61,775	$60,489	$58,578	$59,516
Ratio of expenses to average net assets after waivers[2]	0.98%	0.98%	0.98%	0.98%	1.01%
Ratio of expenses to average net assets before waivers	1.16%	1.15%	1.18%	1.16%	1.16%
Ratio of net investment income to average net assets[2]	2.67%	2.76%	2.81%	2.80%	2.95%
Portfolio turnover rate	21.27%	6.85%	12.10%	10.87%	6.63%

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

KANSAS MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

Period
From
11/1/17* to
7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.74

Income (loss) from investment operations:
Net investment income (loss)	$0.23
Net realized and unrealized gain (loss) on investments[1]	(0.20)
Total from investment operations	$0.03

Distributions from net investment income	$(0.23)

NET ASSET VALUE, END OF PERIOD	$10.54

Total Return (excludes any applicable sales charge)	0.31%#

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,828
Ratio of expenses to average net assets after waivers[2]	0.73%^
Ratio of expenses to average net assets before waivers	0.92%^
Ratio of net investment income to average net assets[2]	2.99%^
Portfolio turnover rate	21.27%#

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
#	Not Annualized.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/18	7/31/17	7/29/16	7/31/15	7/31/14
NET ASSET VALUE, BEGINNING OF PERIOD	$10.88	$11.31	$10.99	$11.00	$10.79

Income (loss) from investment operations:
Net investment income (loss)	$0.24	$0.25	$0.27	$0.27	$0.29
Net realized and unrealized gain (loss) on investments[1]	(0.24)	(0.43)	0.33	(0.01)	0.21
Total from investment operations	$0.00	$(0.18)	$0.60	$0.26	$0.50

Less Distributions:
Distributions from net investment income	$(0.24)	$(0.25)	$(0.27)	$(0.27)	$(0.29)
Distributions from net realized gains	0.00	0.00	(0.01)	0.00	0.00
Total distributions	$(0.24)	$(0.25)	$(0.28)	$(0.27)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$10.64	$10.88	$11.31	$10.99	$11.00

Total Return (excludes any applicable sales charge)	0.04%	(1.55%)	5.44%	2.37%	4.72%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$17,742	$19,811	$20,213	$17,475	$17,451
Ratio of expenses to average net assets after waivers[2]	0.98%	0.98%	0.98%	0.98%	1.01%
Ratio of expenses to average net assets before waivers	1.33%	1.25%	1.29%	1.28%	1.28%
Ratio of net investment income to average net assets[2]	2.28%	2.31%	2.39%	2.45%	2.70%
Portfolio turnover rate	10.91%	21.81%	1.88%	16.18%	11.27%

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

Period
From
11/1/17* to
7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.84

Income (loss) from investment operations:
Net investment income (loss)	$0.20
Net realized and unrealized gain (loss) on investments[1]	(0.19)
Total from investment operations	$0.01

Distributions from net investment income	$(0.20)

NET ASSET VALUE, END OF PERIOD	$10.65

Total Return (excludes any applicable sales charge)	0.12%#

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$325
Ratio of expenses to average net assets after waivers[2]	0.73%^
Ratio of expenses to average net assets before waivers	1.11%^
Ratio of net investment income to average net assets[2]	2.53%^
Portfolio turnover rate	10.91%#

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
#	Not Annualized.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/18	7/31/17	7/29/16	7/31/15	7/31/14
NET ASSET VALUE, BEGINNING OF PERIOD	$10.46	$10.82	$10.48	$10.40	$9.99

Income (loss) from investment operations:
Net investment income (loss)	$0.24	$0.25	$0.27	$0.29	$0.29
Net realized and unrealized gain (loss) on investments[1]	(0.21)	(0.36)	0.34	0.08	0.41
Total from investment operations	$0.03	$(0.11)	$0.61	$0.37	$0.70

Distributions from net investment income	$(0.24)	$(0.25)	$(0.27)	$(0.29)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$10.25	$10.46	$10.82	$10.48	$10.40

Total Return (excludes any applicable sales charge)	0.34%	(1.01%)	5.94%	3.54%	7.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$45,182	$50,095	$46,217	$41,189	$39,734
Ratio of expenses to average net assets after waivers[2]	0.98%	0.98%	0.98%	0.98%	1.01%
Ratio of expenses to average net assets before waivers	1.21%	1.18%	1.20%	1.19%	1.20%
Ratio of net investment income to average net assets[2]	2.36%	2.35%	2.58%	2.72%	2.89%
Portfolio turnover rate	8.99%	22.92%	7.47%	11.76%	3.88%

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

Period
From
11/1/17* to
7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.42

Income (loss) from investment operations:
Net investment income (loss)	$0.20
Net realized and unrealized gain (loss) on investments[1]	(0.17)
Total from investment operations	$0.03

Distributions from net investment income	$(0.20)

NET ASSET VALUE, END OF PERIOD	$10.25

Total Return (excludes any applicable sales charge)	0.32%#

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$206
Ratio of expenses to average net assets after waivers[2]	0.73%^
Ratio of expenses to average net assets before waivers	0.97%^
Ratio of net investment income to average net assets[2]	2.63%^
Portfolio turnover rate	8.99%#

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
#	Not Annualized.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/18	7/31/17	7/29/16	7/31/15	7/31/14
NET ASSET VALUE, BEGINNING OF PERIOD	$11.74	$12.10	$11.64	$11.60	$11.20

Income (loss) from investment operations:
Net investment income (loss)	$0.27	$0.27	$0.28	$0.29	$0.31
Net realized and unrealized gain (loss) on investments[1]	(0.27)	(0.36)	0.46	0.04	0.40
Total from investment operations	0.00	$(0.09)	$0.74	$0.33	$0.71

Distributions from net investment income	$(0.27)	$(0.27)	$(0.28)	$(0.29)	$(0.31)

NET ASSET VALUE, END OF PERIOD	$11.47	$11.74	$12.10	$11.64	$11.60

Total Return (excludes any applicable sales charge)	(0.04%)	(0.71%)	6.47%	2.82%	6.42%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$41,362	$47,374	$46,718	$42,427	$38,795
Ratio of expenses to average net assets after waivers[2]	0.98%	0.98%	0.98%	0.98%	1.01%
Ratio of expenses to average net assets before waivers	1.19%	1.16%	1.19%	1.18%	1.19%
Ratio of net investment income to average net assets[2]	2.28%	2.30%	2.40%	2.44%	2.72%
Portfolio turnover rate	13.03%	5.30%	10.58%	14.53%	1.41%

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

Period
From
11/1/17* to
7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$11.69

Income (loss) from investment operations:
Net investment income (loss)	$0.22
Net realized and unrealized gain (loss) on investments[1]	(0.21)
Total from investment operations	$0.01

Distributions from net investment income	$(0.22)

NET ASSET VALUE, END OF PERIOD	$11.48

Total Return (excludes any applicable sales charge)	0.10%#

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$989
Ratio of expenses to average net assets after waivers[2]	0.73%^
Ratio of expenses to average net assets before waivers	0.96%^
Ratio of net investment income to average net assets[2]	2.62%^
Portfolio turnover rate	13.03%#

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
#	Not Annualized.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Seven
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	7/31/18	12/31/17	12/30/16	12/31/15	12/31/14	12/31/13
NET ASSET VALUE, BEGINNING OF PERIOD	$10.08	$9.95	$10.26	$10.23	$9.83	$10.50

Income (loss) from investment operations:
Net investment income (loss)	$0.14	$0.24	$0.27	$0.29	$0.29	$0.28
Net realized and unrealized gain (loss) on investments[1]	(0.22)	0.13	(0.31)	0.03	0.40	(0.67)
Total from investment operations	$(0.08)	$0.37	$(0.04)	$0.32	$0.69	$(0.39)

Less Distributions:
Dividends from net investment income	$(0.14)	$(0.24)	$(0.27)	$(0.29)	$(0.29)	$(0.28)
Total distributions	$(0.14)	$(0.24)	$(0.27)	$(0.29)	$(0.29)	$(0.28)

NET ASSET VALUE, END OF PERIOD	$9.86	$10.08	$9.95	$10.26	$10.23	$9.83

Total Return (excludes any applicable sales charge)	(0.74%)#	3.77%	(0.43%)	3.21%	7.08%	(3.80%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$62,913	$68,990	$75,870	$69,811	$68,064	$69,452
Ratio of expenses to average net assets after waivers[2]	0.98%^	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.17%^	1.15%	1.16%	1.15%	1.14%	1.15%
Ratio of net investment income to average net assets[2]	2.52%^	2.42%	2.63%	2.87%	2.86%	2.71%
Portfolio turnover rate	16.63%#	20.44%	16.58%	11.91%	13.20%	32.66%

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Seven		Period
	Months	Year	From
	Ended	Ended	8/1/16* to
	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.08	$9.95	$10.41

Income (loss) from investment operations:
Net investment income (loss)	$0.16	$0.27	$0.12
Net realized and unrealized gain (loss) on investments[1]	(0.22)	0.13	(0.46)
Total from investment operations	$(0.06)	$0.40	$(0.34)

Less Distributions:
Dividends from net investment income	$(0.16)	$(0.27)	$(0.12)
Total distributions	$(0.16)	$(0.27)	$(0.12)

NET ASSET VALUE, END OF PERIOD	$9.86	$10.08	$9.95

Total Return (excludes any applicable sales charge)	(0.59%)#	4.03%	(3.32%)#

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$7,639	$5,196	$821
Ratio of expenses to average net assets after waivers[2]	0.73%^	0.73%	0.73%^
Ratio of expenses to average net assets before waivers	0.91%^	0.90%	0.92%^
Ratio of net investment income to average net assets[2]	2.77%^	2.65%	2.74%^
Portfolio turnover rate	16.63%#	20.44%	16.58%#

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
#	Not Annualized.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Seven
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	7/31/18	12/31/17	12/30/16	12/31/15	12/31/14	12/31/13
NET ASSET VALUE, BEGINNING OF PERIOD	$10.26	$10.20	$10.47	$10.39	$9.94	$10.62

Income (loss) from investment operations:
Net investment income (loss)	$0.15	$0.26	$0.27	$0.27	$0.28	$0.28
Net realized and unrealized gain (loss) on investments[1]	(0.19)	0.06	(0.27)	0.08	0.45	(0.68)
Total from investment operations	$(0.04)	$0.32	$0.00	$0.35	$0.73	$(0.40)

Less Distributions:
Dividends from net investment income	$(0.15)	$(0.26)	$(0.27)	$(0.27)	$(0.28)	$(0.28)
Total distributions	$(0.15)	$(0.26)	$(0.27)	$(0.27)	$(0.28)	$(0.28)

NET ASSET VALUE, END OF PERIOD	$10.07	$10.26	$10.20	$10.47	$10.39	$9.94

Total Return (excludes any applicable sales charge)	(0.40%)#	3.12%	(0.08%)	3.43%	7.43%	(3.80%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$22,910	$23,548	$25,385	$26,045	$25,449	$24,140
Ratio of expenses to average net assets after waivers[2]	0.98%^	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers	1.31%^	1.30%	1.27%	1.24%	1.23%	1.24%
Ratio of net investment income to average net assets[2]	2.54%^	2.51%	2.53%	2.62%	2.75%	2.73%
Portfolio turnover rate	7.57%#	11.14%	13.28%	19.05%	18.46%	37.28%

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Seven		Period
	Months	Year	From
	Ended	Ended	8/1/16* to
	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.26	$10.20	$10.65

Income (loss) from investment operations:
Net investment income (loss)	$0.16	$0.28	$0.12
Net realized and unrealized gain (loss) on investments[1]	(0.19)	0.06	(0.45)
Total from investment operations	$(0.03)	$0.34	$(0.33)

Less Distributions:
Dividends from net investment income	$(0.16)	$(0.28)	$(0.12)
Total distributions	$(0.16)	$(0.28)	$(0.12)

NET ASSET VALUE, END OF PERIOD	$10.07	$10.26	$10.20

Total Return (excludes any applicable sales charge)	(0.25%)#	3.38%	(3.11%)#

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$920	$649	$386
Ratio of expenses to average net assets after waivers[2]	0.73%^	0.73%	0.73%^
Ratio of expenses to average net assets before waivers	1.06%^	1.04%	1.05%^
Ratio of net investment income to average net assets[2]	2.78%^	2.75%	2.82%^
Portfolio turnover rate	7.57%#	11.14%	13.28%#

[1]

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
^	Annualized
#	Not Annualized.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Viking Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Viking Mutual Funds, comprising the Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota (the “Funds”), as of July 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five periods in the period then ended for the Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, and Oklahoma Municipal Fund, and the related statements of operations for the seven months ended July 31, 2018 and for the year ended December 31, 2017, the statements of changes in net assets for the seven months ended July 31, 2018 and for the years ended December 31, 2017 and 2016, including the related notes, and the financial highlightsfor each of the periods indicated in the period ended July 31, 2018 for the Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated in the period ended July 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of July 31, 2018, or by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers or counterparties were not received.Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Viking Fund Management since 2009.

COHEN & COMPANY, LTD.

Cleveland, Ohio

September 13, 2018

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses - The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes - The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	1/31/18	7/31/18	Period*	Ratio
Kansas Municipal Fund
Actual - Class A	$1,000.00	$1,006.00	$4.87	0.98%
Actual - Class I	$1,000.00	$1,007.20	$3.63	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Maine Municipal Fund
Actual - Class A	$1,000.00	$1,006.70	$4.88	0.98%
Actual - Class I	$1,000.00	$1,008.90	$3.64	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Nebraska Municipal Fund
Actual - Class A	$1,000.00	$1,006.20	$4.87	0.98%
Actual - Class I	$1,000.00	$1,008.40	$3.64	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Oklahoma Municipal Fund
Actual - Class A	$1,000.00	$1,006.60	$4.88	0.98%
Actual - Class I	$1,000.00	$1,008.70	$3.64	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Viking Tax-Free Fund of Montana
Actual - Class A	$1,000.00	$1,007.50	$4.88	0.98%
Actual - Class I	$1,000.00	$1,008.70	$3.64	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Viking Tax-Free Fund of North Dakota
Actual - Class A	$1,000.00	$1,006.50	$4.88	0.98%
Actual - Class I	$1,000.00	$1,007.80	$3.63	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.93	$4.91	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied 181 days in the one-half year period, and divided by 365 days in the fiscal year (to reflect the one-half year period).

BOARD OF TRUSTEES AND OFFICERS (unaudited)

The Board of Trustees (“Board”) of the Funds consists of four Trustees (the “Trustees”). These same individuals, unless otherwise noted, also serve as trustees for the five series of The Integrity. Three Trustees are not “interested persons” (75% of the total) as defined under the 1940 Act (the “Independent Trustees”). The remaining Trustee is “interested” (the “Interested Trustees”) by virtue of his affiliation with Viking Fund Management, LLC and its affiliates.”

For the purposes of this section, the “Fund Complex” consists of the five series of The Integrity Funds and the six series of Viking Mutual Funds.

Each Trustee serves a Fund until its termination; or until the Trustee’s retirement, resignation, or death; or otherwise as specified in the Funds’ organizational documents. Each Officer serves an annual term. The tables that follow show information for each Trustee and Officer of the Funds.

INDEPENDENT TRUSTEES
Name, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Wade A. Dokken Birth date: March 3, 1960 Began serving: February 2016 Funds overseen: 12 funds

Principal occupation(s): Member, WealthVest Financial Partners (2009 to present); Co-President, WealthVest Marketing (2009 to present), Trustee: Integrity Managed Portfolios (2016 to 2018), The Integrity Funds (2016 to present), and Viking Mutual Funds (2016 to present)

Other Directorships Held: Not Applicable

R. James Maxson Birth date: December 12, 1947 Began serving: August 2009 Funds overseen: 11 funds

Principal occupation(s): Attorney: Maxson Law Office P.C. (2002 to present); Trustee: Integrity Managed Portfolios (1999 to 2018), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Peoples State Bank of Velva, St. Joseph’s Community Health Foundation and St. Joseph’s Foundation, Minot Community Land Trust

Jerry M. Stai Birth date: March 31, 1952 Began serving: August 2009 Funds overseen: 11 funds

Principal occupation(s): Minot State University (1999 to present); Non-Profit Specialist, Bremer Bank (2006 to 2014); Trustee: Integrity Managed Portfolios (2006 to 2018), The Integrity Funds (2006 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

The Statement of Additional Information (“SAI”) contains more information about the Funds’ Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

INTERESTED TRUSTEE
Name, Position with Trust, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Robert E. Walstad(1) Chairman Birth date: August 16, 1944 Began serving: August 2009 Funds overseen: 11 funds

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Portfolio Manager (2010 to 2013): Viking Fund Management, LLC; Trustee and Chairman: Integrity Managed Portfolios (1996 to 2018), The Integrity Funds (2003 to present),and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

(1) Trustee who is an “interested person” of the Funds as defined in the 1940 Act. Mr. Walstad is an interested person by virtue of being an Officer of the Funds and ownership in Corridor Investors, LLC the parent company of Viking Fund Management, Integrity Fund Services, and Integrity Fund Distributors.

OTHER OFFICERS
Name, Position with Trust, Date of Birth, and Date Service Began	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Shannon D. Radke President Birth date: September 7, 1966 Began serving: August 1999

Principal occupation(s): Governor, CEO, and President (2009 to present): Corridor Investors, LLC; Governor and President (1998 to present) and Senior Portfolio Manager (1999 to present): Viking Fund Management, LLC; Governor and President (2009 to present): Integrity Fund Services, LLC and Integrity Funds Distributor, LLC; President: Integrity Managed Portfolios (2009 to 2018), The Integrity Funds (2009 to present), and Viking Mutual Funds (1999 to present)

Other Directorships Held: Not Applicable

Peter A. Quist Vice President Birth date: February 23, 1934 Began serving: August 2009

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney (inactive); Vice President: Integrity Managed Portfolios (1996 to 2018); The Integrity Funds (2003 to present); and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

Adam C. Forthun Treasurer Birth date: June 30, 1976 Began serving: August 2009

Principal occupation(s): Fund Accounting Manager (2008 to present) and Chief Operating Officer (2013 to present): Integrity Fund Services, LLC; Treasurer: Integrity Managed Portfolios (2008 to 2018), The Integrity Funds (2008 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

Brent M. Wheeler Secretary and Mutual Fund Chief Compliance Officer Birth date: October 9, 1970 Began serving: MF CCO: August 2009 Secretary: October 2009

Principal occupation(s): Mutual Fund Chief Compliance Officer: Integrity Managed Portfolios (2005 to 2018), The Integrity Funds, (2005 to present), and Viking Mutual Funds (2009 to present); Secretary: Integrity Managed Portfolios (2009 to 2018), The Integrity Funds and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not Applicable

The SAI contains more information about the Funds’ Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

PRIVACY POLICY

Rev. 11/2017

FACTS	WHAT DOES INTEGRITY VIKING FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.Federal law gives consumers the right to limit some but not all sharing.Federal law also requires us to tell you how we collect, share, and protect your personal information.Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us.This information can include:

•         Social Security number, name, address

•         Account balance, transaction history, account transactions

•         Investment experience, wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Integrity Viking Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Integrity Viking Funds share?	Can you limit this sharing?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-800-601-5593 or go to www.integrityvikingfunds.com

PRIVACY POLICY (Continued)

Who we are
Who is providing this notice?	Integrity Viking Funds (a family of investment companies)

What we do
How does Integrity Viking Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.These measures include computer safeguards and secured files and buildings. We

•         train employees on privacy, information security and protection of client information.

•         limit access to nonpublic personal information to those employees requiring such information in performing their job functions.

How does Integrity Viking Funds collect my personal information?

We collect your personal information, for example, when you:

•         open an account or seek financial or tax advice

•         provide account information or give us your contact information

•         make a wire transfer

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•         sharing for affiliates’ everyday business purposes-information about your creditworthiness

•         affiliates from using your information to market to you

•         sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control.They can be financial and nonfinancial companies

•         The Integrity Funds

•         Viking Mutual Funds

•         Corridor Investors, LLC

•         Viking Fund Management, LLC

•         Integrity Funds Distributor, LLC

•         Integrity Fund Services, LLC

Non-affiliates	Companies not related by common ownership or control.They can be financial and nonfinancial companies. Integrity Viking Funds does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Integrity Viking Funds doesn’t jointly market.

Integrity Viking Funds includes:

•         The Integrity Funds

•         Viking Mutual Funds

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds’ website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds’ website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Equity Funds

Integrity Dividend Harvest Fund

Integrity Energized Dividend Fund

Integrity Growth & Income Fund

Williston Basin/Mid-North America Stock Fund

Corporate Bond Fund

Integrity High Income Fund

State-Specific Tax-Exempt Bond Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Item 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR that applies to the registrant’s principal executive officer and principal financial officer (herein referred to as the “Code”). There were no amendments to the Code during the period covered by this report. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period of this report. The Code is available on the Integrity Viking Funds website at http://www.integrityvikingfunds.com. A copy of the Code is also available, without charge, upon request by calling 800-601-5593. The Code is filed herewith pursuant to Item 12(a)(1) as EX-99.CODE ETH.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stai is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by Cohen Fund Audit Services, Ltd. (“Cohen”), the principal accountant for the audit of the registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $42,194 for the period ended July 31, 2018, and $18,300 for the year ended December 31, 2017.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the period ended July 31, 2018, and $0 for the year ended December 31, 2017.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by Cohen for tax compliance, tax advice, and tax planning were $15,000 for the period ended July 31, 2018, and $5,000 for the year ended December 31, 2017. Such services included review of excise distribution calculations (if applicable), preparation of the Trust’s federal, state, and excise tax returns, tax services related to mergers, and routine counseling.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen, other than the services reported in paragraphs (a) through (c) of this Item: None.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures

The registrant’s audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the registrant by the principal accountant.

	(2)	Percentage of services referred to in 4(b) through 4(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

0% of the services described in paragraphs (b) through (d) of Item 4 were not pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year-end were performed by Cohen’s full-time permanent employees.

(g)	Non-Audit Fees: None.

(h)

Principal Accountant’s Independence: The registrant’s auditor did not provide any non-audit services to the registrant’s investment adviser or any entity controlling, controlled by, or controlled with the registrant’s investment adviser that provides ongoing services to the registrant.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	Code of ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99. CODE ETH.

	(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act (17 CFR 270.30a-2) is filed and attached hereto as EX-99. CERT.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

Date: September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

Date: September 21, 2018

By: /s/ Adam Forthun
Adam Forthun
Treasurer

Date: September 21, 2018